As filed with the Securities and Exchange Commission on September 30, 1997 File Nos. 33-78264, 811-8490


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 15
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 17

                         Excelsior Institutional Trust
               (Exact Name of Registrant as Specified in Charter)
                  73 Tremont St., Boston, Massachusetts 02108
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 617-557-8000


                          W. Bruce McConnel, III, Esq.
                           Drinker Biddle & Reath LLP
           Philadelphia National Bank Building, 1345 Chestnut Street
                     Philadelphia, Pennsylvania 19107-3496
                    (Name and Address of Agent for Service)


 It is proposed that this filing will become effective (check appropriate box)

[X] Immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Registrant has previously registered an indefinite number of shares of beneficial interest under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's 24f-2 Notice for the Equity, Income, Total Return Bond, Balanced, International Equity, Optimum Growth and Value Equity Funds for the fiscal period ended March 31, 1997 was filed on May 29, 1997. Registrant's 24f-2 Notice for the Bond Index and Equity Growth Funds for the fiscal year ended May 31, 1997 was filed on July 29, 1997.

                         EXCELSIOR INSTITUTIONAL TRUST
                             CROSS-REFERENCE SHEET
                           (As Required by Rule 495)
                                Bond Index Fund


PART A
ITEM NUMBER                                        Prospectus Headings
-----------                                        -------------------

1.  COVER PAGE                                             Cover Page.

2.  SYNOPSIS                                      Summary of Expenses.

3.  CONDENSED FINANCIAL INFORMATION                    Not Applicable.

4.  GENERAL DESCRIPTION OF REGISTRANT                      Cover Page;
                                                  Investment Objective
                                                         and Policies.

5.  MANAGEMENT OF THE FUND                    Management of the Trust.

5A. MANAGEMENT'S DISCUSSION
    OF FUND PERFORMANCE                                Not applicable.

6.  CAPITAL STOCK AND OTHER SECURITIES                     Cover Page;
                                                    Pricing of Shares;
                                             How to Purchase, Exchange
                                                    and Redeem Shares;
                                                          Tax Matters;
                                              Management of the Trust;
                                                 Dividends and Capital
                                                  Gains Distributions;
                                                Description of Shares,
                                        Voting Rights and Liabilities.

7.  PURCHASE OF SECURITIES BEING OFFERED              How to Purchase,
                                           Exchange and Redeem Shares;
                                                    Investor Programs.

8.  REDEMPTION OR REPURCHASE                          How to Purchase,
                                           Exchange and Redeem Shares;
                                                    Investor Programs.

9.  PENDING LEGAL PROCEEDINGS                          Not applicable.

                                                              LOGO


Excelsior Institutional Bond Index Fund

--------------------------------------------------------------------------------
                                  For initial purchase and existing account
Excelsior Institutional Trust     information, call (800) 909-1989.
73 Tremont Street
Boston, Massachusetts 02108-3913  (From overseas, call (617) 557-1755.)

(617) 557-8000                    For current prices and yield information,
                                  call (800) 861-3430.

--------------------------------------------------------------------------------

This Prospectus describes shares ("Shares") offered by the Bond Index Fund (the "Fund"), a diversified portfolio offered to institutional investors by Excel-sior Institutional Trust (the "Trust"), an open-end management investment com-pany.

The investment objective of EXCELSIOR INSTITUTIONAL BOND INDEX FUND is to pro-vide investment results that correspond to the investment performance of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index"), a broad mar-ket-weighted index which encompasses U.S. Treasury and agency securities, cor-porate investment grade bonds and mortgage-backed securities each with maturi-ties greater than one year.

This Prospectus sets forth concisely the information about the Fund that a pro-spective investor should consider before investing. Investors should read this Prospectus carefully and retain it for future reference. A Statement of Addi-tional Information containing additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is available upon request without charge by writing to the Trust at its address shown above or by calling (800) 909-1989. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus. The SEC maintains a World Wide Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Trust.






Unlike other mutual funds which directly acquire and manage their own portfo-lios of securities, the Fund seeks to achieve its investment objective by in-vesting all of its investable assets in the Bond Index Portfolio, a series of Federated Investment Portfolios (the "Federated Portfolios"), an open-end man-agement investment company. The Bond Index Portfolio has the same investment objective and policies as the Fund. Therefore, the Fund's investment experience will correspond directly

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR EN-DORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY OF CON-NECTICUT, THEIR PARENT AND AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERN-MENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE BANK INSURANCE FUND, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                    Prospectus dated September 30, 1997
with that of the Bond Index Portfolio. The Fund invests in the Bond Index Port-folio through a two-tier master/feeder fund structure. See "Special Information Concerning Hub and Spoke(R) Structure." Because the Fund invests through the Bond Index Portfolio, all references in this Prospectus to the Fund and the Board of Trustees of the Trust include the Bond Index Portfolio and the Board of Trustees of Federated Portfolios, respectively, except as otherwise noted.

Federated Research Corp. is the investment ad-

viser for the Bond Index Portfolio. Federated Research Corp. has delegated the daily management of the security holdings of the Bond Index Portfolio to United States Trust Company of New York ("U.S. Trust New York"), acting as sub-advis-er. U.S. Trust New York and Federated Research Corp. are referred to collec-tively as the "investment managers." For more information on the investment managers, please refer below to the section entitled "Management of the Trust-- Investment Managers."

                         EXCELSIOR INSTITUTIONAL TRUST

                              SUMMARY OF EXPENSES

  The following table provides (i) a summary of expenses relating to purchases and sales of Fund Shares, and the aggregate annual operating expenses for the Fund, as a percentage of the Fund's average net assets, and (ii) an example illustrating the dollar cost of such estimated expenses on a $1,000 investment in the Fund.

  The table illustrates that investors in the Fund incur no shareholder trans-action expenses imposed by the Trust, although some institutional investors ("Shareholder Organizations") may charge their customers account fees for in-vestment and other cash management services in connection with purchases and redemptions of the Fund's Shares. See "How to Purchase, Exchange and Redeem Shares" below. Customers should contact their Shareholder Organization di-rectly for further information. Investments in the Fund are subject to the op-erating expenses set forth below. Expenses of the Fund are discussed below un-der "Management of the Trust."

SHAREHOLDER TRANSACTION EXPENSES/1/
Front-End Sales Load Imposed on Purchases.................................. None
Sales Load Imposed on Reinvested Dividends................................. None
Deferred Sales Load........................................................ None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

                                 EXPENSE TABLE

                                                                          BOND
                                                                          INDEX
                                                                          FUND
                                                                          -----
ANNUAL OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)/2/
Advisory Fees (after fee waivers)/1/.....................................    0%
12b-1 Fees............................................................... None
Other Operating Expenses (after fee waivers and expense reimburse-
 ments)/1/
  Administration Fees....................................................  .15
  Administrative Servicing Fees..........................................    0
  Other Expenses.........................................................  .15
                                                                          ----
    Total Other Operating Expenses.......................................  .30
                                                                          ----
Total Operating Expenses (after fee waivers and expense
 reimbursements)/1/......................................................  .30%
                                                                          ====

Example: Investors would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption of the investment at the end of the following periods:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Bond Index Fund.................................  $ 3     $10     $17     $38

-------

1 The investment managers and administrators have agreed to waive certain fees, which waivers may be terminated at any time. Until further notice, the investment managers and administrators intend to voluntarily waive fees in an amount equal to the administrative servicing fees and to further waive fees and reimburse expenses during the remainder of the current fis-cal year as necessary to maintain the Fund's total operating expenses at the level set forth in the table. Institutional investors may enter into an asset management services agreement with U.S. Trust New York and its affil-iates pursuant to which the investor may agree to pay U.S. Trust New York or its affiliate annual fees calculated as a specified percentage of aver-age net assets. In addition, Shareholder Organizations may charge their customers account fees for investment and other cash management services. See "How to Purchase, Exchange and Redeem Shares" below. Accordingly, the example does not reflect an amount for any such fees paid directly to U.S. Trust New York and its affiliates by an institutional investor or to a Shareholder Organization by its customers.

2 The expenses indicated include the Fund's pro rata share of the aggregate annual operating expenses of the Bond Index Portfolio, in which all of the investable assets of the Fund are invested. The Trustees of the Trust be-lieve that the aggregate per share expenses of the Fund and the Fund's pro rata share of the expenses for the Bond Index Portfolio will be less than or approximately the same as the expenses which the Fund would incur if the Trust retained the services of an investment adviser and the assets of the Fund were invested directly in the type of securities being held by the Bond Index Portfolio.

  THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FU-TURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES AND RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the expense table is to assist investors in understanding the various costs and expenses that shareholders of the Fund will bear directly or indirectly. The expense table sets forth advisory and other expenses payable with respect to Shares of the Fund for the fiscal year ended May 31, 1997. The expense table and example reflect voluntary undertak-ings (i) by U.S. Trust New York, Federated Research Corp. and Federated Serv-ices Company to waive certain of their fees, and (ii) by U.S. Trust New York to reimburse the Trust for certain expenses. After giving effect to such waiv-ers and expense reimbursements, the aggregate operating expenses (including amortization of organizational expenses but exclusive of taxes, interest, bro-kerage commissions and extraordinary expenses) of the Fund will be as shown above. Without such fee waivers and expense reimbursements, (a) the advisory fees paid would equal 0.25% of the Fund's average daily net assets; (b) the administration fees with respect to the Fund would equal 0.60% of its average daily net assets; (c) "Total Other Operating Expenses" would equal 0.78% of the Fund's average daily net assets; and (d) the aggregate "Total Operating Expenses" would equal 1.63% of the Fund's average daily net assets. For more information with respect to the Fund's expenses, see "Management of the Trust." Fee waivers and expense reimbursements are terminable at any time in the sole discretion of the service providers waiving fees or reimbursing ex-penses.

                             FINANCIAL HIGHLIGHTS

  The following tables include selected data for a Share outstanding through-out each period and other performance information derived from the financial statements included in the Trust's Annual Report to Shareholders for the year ended May 31, 1997 (the "Financial Statements"). The information contained in the Financial Highlights for each period has been audited by Ernst & Young LLP, the Trust's independent auditors. The following tables should be read in conjunction with the Financial Statements and notes thereto. More information about the Fund's performance is also contained in the Annual Report to Share-holders, which may be obtained from the Trust without charge by calling the number on the front cover of this Prospectus.

                                                       BOND INDEX FUND
                                                   --------------------------
                                                                     JULY 11,
                                                    YEAR     YEAR    1994(A)
                                                    ENDED    ENDED      TO
                                                   MAY 31,  MAY 31,  MAY 31,
                                                    1997     1996      1995
                                                   -------  -------  --------
NET ASSET VALUE, BEGINNING OF PERIOD.............. $  6.96  $  7.26  $  7.00
                                                   -------  -------  -------
INVESTMENT OPERATIONS:
 Net investment income............................    0.49     0.50     0.46
 Net realized and unrealized gain (loss)..........    0.06    (0.20)    0.28
                                                   -------  -------  -------
  TOTAL FROM INVESTMENT OPERATIONS................    0.55     0.30     0.74
                                                   -------  -------  -------
DISTRIBUTIONS:
 From net investment income.......................   (0.48)   (0.50)   (0.46)
 From net realized gains..........................   (0.06)   (0.10)   (0.02)
 In excess of net realized gains(b)...............   (0.01)   (0.00)   (0.00)(c)
                                                   -------  -------  -------
  TOTAL DISTRIBUTIONS.............................   (0.55)   (0.60)   (0.48)
                                                   -------  -------  -------
NET ASSET VALUE, END OF PERIOD.................... $  6.96  $  6.96  $  7.26
                                                   =======  =======  =======
TOTAL RETURN......................................    8.04%    4.12%   11.03%(d)
RATIOS AND SUPPLEMENTAL DATA:
Ratios to Average Net Assets
 Expenses(f)......................................    0.10%    0.11%    0.12%(e)
 Net Investment Income(f).........................    7.00%    6.91%    7.33%(e)
Portfolio Turnover Rate(g).........................     49%      43%      67%
Net Assets at end of Period (000's omitted)....... $15,017  $15,005  $15,565
-------
(a) Commencement of operations.
(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These dis-
    tributions do not represent a return of capital for Federal income tax purposes.
(c) Less than one cent per share.
(d) Not annualized.
(e) Annualized.
(f) Reflects: the Fund's proportionate share of the expenses of the Bond Index
    Portfolio, in which the Fund currently invests all of its investable as-
    sets, and the Bond Market Portfolio of St. James Portfolios, in which the
    Fund had invested all of its investable assets prior to January 2, 1996;
    voluntary fee waivers and reimbursements by agents of the Bond Market
    Portfolio; and voluntary fee waivers and expense reimbursements by agents of the Trust. If the voluntary waivers and expense reimbursements had not been in place, the ratios of expenses and net investment income to average net assets would have been as follows:
   Expenses.......................................    0.68%    0.58%    1.23%(e)
   Net Investment Income(Loss)....................    6.42%    6.44%    6.22%(e)

(g) Reflects the turnover rate for the Bond Index Portfolio.

                    INVESTMENT OBJECTIVE AND POLICIES

INTRODUCTION

 Excelsior Institutional Trust was organized as a business trust under the laws of the State of Delaware, with the Fund established as a separate series of the Trust, on April 27, 1994. Shares of the Fund are continuously sold to institutional investors.

 Unless otherwise stated, each of the investment objective, policies and strategies discussed herein and in the Statement of Additional Information are deemed "non-fundamental," i.e., the approval of the Fund's shareholders is not required to change its investment objective or any of its investment policies and strategies. Likewise, the approval of the investors in the Bond Index Portfolio is not required to change the Bond Index Portfolio's investment ob-jective or any of the Bond Index Portfolio's investment policies and strate-gies. Any changes in the Fund's or the Bond Index Portfolio's investment ob-jective, policies or strategies could result in the Fund having investment ob-jectives, policies and strategies different from those applicable at the time of a shareholder's investment in the Fund.

INVESTMENT OBJECTIVE

 The investment objective of the Fund is to provide investment results that correspond to the investment performance of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index"), a broad market-weighted index of U.S. in-vestment grade fixed income securities which encompasses U.S. Treasury and agency securities, corporate investment grade bonds and mortgage-backed secu-rities, each with maturities greater than one year. The Trust seeks to achieve the investment objective of the Fund by investing all of the Fund's investable assets in the Bond Index Portfolio, which is a series of Federated Investment Portfolios ("Federated Portfolios"), a diversified open-end management invest-ment company that has the same investment objective, policies and limitations as the Fund. The Bond Index Portfolio seeks to achieve its invesment objective by replicating the yield and total return of the Aggregate Bond Index through a statistically selected sample of debt instruments.

 The following is a discussion of the various investment policies and strate-gies employed by the Fund. Additional information about the Fund's investment policies and strategies appears in the Statement of Additional Information. There can be no assurance that the Fund's investment objective will be achieved. Because the Fund invests through the Bond Index Portfolio and has the same investment policies and strategies as the Bond Index Portfolio, all references to the Fund include the Bond Index Portfolio, except as otherwise noted.

U.S. TRUST NEW YORK'S INVESTMENT PHILOSOPHY AND STRATEGIES

 U.S. Trust New York, the sub-adviser for the Bond Index Portfolio, offers a variety of specialized fiduciary and financial services to high net worth in-dividuals, institutions and corporations. As one of the largest institutions of its type, U.S. Trust New York prides itself in offering an attentive and high level of service to each of its clients.


 Investment Philosophy. The Fund is not managed pursuant to traditional meth-ods of active investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, the Fund, utilizing a passive or indexing investment ap-proach, will attempt to duplicate the investment performance of the Aggregate Bond Index.

 The Fund seeks to duplicate the investment performance of the Aggregate Bond Index through statistical sampling procedures, that is, the Fund will invest in a selected group--not the entire universe--of securities in the Aggregate Bond Index. This group of securities, when taken together, is expected to per-form similarly to the Aggregate Bond Index as a whole. This sampling technique is expected to enable the Fund to track the price movements and performance of the Aggregate Bond Index, while minimizing brokerage, custodial and accounting costs.

 The Trust expects that there will be a close correlation between the Fund's performance and that of the Aggregate Bond Index in both rising and falling markets. The Fund will attempt to maximize the correlation between its perfor-mance and that of the Aggregate Bond Index. The investment managers seek a cor-relation of 0.95 or better. In the event that a correlation of 0.95 or better is not achieved, the Board of Trustees of the Trust will review methods for in-creasing such correlation with the investment managers, such as through adjust-ments in securities holdings of the Fund. A correlation of 1.0 would indicate a perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Aggregate Bond Index. The investment managers monitor the correlation between the performance of the Fund and the Aggregate Bond Index on a regular basis. Factors such as the size of the Fund's securities holdings, transaction costs, management fees and ex-penses, brokerage commissions and fees, the extent and timing of cash flows into and out of the Fund, and changes in the securities markets and the Aggre-gate Bond Index itself, are expected to account for any differences between the Fund's performance and that of the Aggregate Bond Index.

INVESTMENT POLICIES

 The Fund invests at least 80% of its assets in a portfolio of securities con-sisting of a representative selection of debt instruments included in the Ag-gregate Bond Index. The Fund intends to remain fully invested, to the extent practicable, in a pool of securities that match the yield and total return of the Aggregate Bond Index.

 LEHMAN BROTHERS AGGREGATE BOND INDEX. The Aggregate Bond Index is a broad mar-ket-weighted index which encompasses three major classes of United States in-vestment grade fixed income securities with maturities greater than one year:
U.S. Treasury and agency securities, corporate bonds and mortgage-backed secu-rities. The Aggregate Bond Index measures the total investment return (capital change plus income) provided by a universe of fixed income securities, weighted by the market value outstanding of each security. The securities included in the Aggregate Bond Index generally meet the following criteria, as defined by Lehman Brothers: an outstanding market value of at least $100 million, and in-vestment grade quality, rated a minimum of Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Group ("S&P").

 The Aggregate Bond Index is composed of the following kinds of securities: public obligations of the U.S. Government; publicly issued debt of U.S. Govern-ment agencies and quasi-federal corporations; corporate debt; fixed rate non-convertible dollar-denominated corporate debt; 15-year and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Associ-ation (GNMA), the Federal Home Loan Mortgage Corporation (FHLMC) and the Fed-eral National Mortgage Association (FNMA); and asset-backed pass-through secu-rities representing pools of credit card receivables and auto or home equity loans.

 As of June 30, 1997, the following classes of fixed income securities represented the stated proportions of the total market value of the Aggregate Bond Index:

U.S. Treasury and government agency securities........................... 50.63%
Corporate bonds.......................................................... 18.56%
Mortgage-backed and asset-backed securities.............................. 30.81%

 The Fund has a policy of weighting its portfolio so as to approximate the rel-ative composition of the securities contained in the Aggregate Bond Index under normal circumstances. Therefore, for each of the three classes of debt instru-ments listed above, the variation in weighting between the assets held by the Fund and the assets in the Aggregate Bond Index is not expected to be greater than plus or minus 5%. These weightings will be monitored at the time that se-curities are purchased by the Fund. The prices of fixed income securities fluc-tuate inversely to the direction of interest rates.

 U.S. GOVERNMENT AND AGENCY SECURITIES. The Fund may invest in U.S. Government securities and securities issued or guaranteed by agencies or instrumentali-ties of the U.S. Government. Securities issued or guaranteed by the U.S. Gov-ernment or its agencies or instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance:
Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guar-anteed by U.S. Government agencies and instrumentalities, such as GNMA pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; other securities, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Securities issued by the FNMA are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; other securities, such as those issued by the Student Loan Marketing Associa-tion, are supported only by the credit of the agency or instrumentality. While the U.S. Government provides financial support to such U.S. Government-spon-sored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Fund and its net asset value and yield, are not guaranteed by the U.S. Government or any federal agency or instrumentality. For additional information on U.S. Government secu-rities, see the Statement of Additional Information.

 CORPORATE BONDS. The Fund may purchase domestic and foreign corporate and sovereign debt securities denominated in U.S. dollars. The Fund may purchase debt securities only if they are deemed investment grade, that is, they carry a rating of at least Baa from Moody's or BBB from S&P or, if not rated by these rating agencies, are judged by the investment managers to be of compara-ble quality. With respect to securities rated Baa by Moody's and BBB by S&P, interest and principal payments are regarded as adequate for the present; how-ever, securities with these ratings may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make interest and principal payments than is the case with higher grade bonds. The Fund intends to dispose of, in an orderly manner, any security which is downgraded below investment grade subsequent to its purchase. See the Appendix to the Statement of Additional Information for a more detailed explanation of these ratings.

 Corporate bonds are subject to call risk during periods of falling interest rates. Securities with high stated interest rates may be prepaid (or called) prior to maturity, requiring the Fund to invest the proceeds at generally lower interest rates. Call provisions, common in many corporate bonds, allow bond issuers to redeem bonds prior to maturity (at a specific price). When in-terest rates are falling, bond issuers often exercise these call provisions, paying off bonds that carry high stated interest rates and often issuing new bonds at lower rates. For the Fund, the result would be that bonds with high interest rates are called and must be replaced with lower-yielding instru-ments. In these circumstances, the income of the Fund would decline.

 MORTGAGE PASS-THROUGHS AND COLLATERALIZED MORTGAGE OBLIGATIONS. The Fund may purchase mortgage and mortgage-related securities such as pass-throughs and collateralized mortgage obligations that meet the Fund's selection criteria and are investment grade or of comparable quality (collectively, "Mortgage Se-curities"). Mortgage pass-throughs are securities that pass through to invest-ors an undivided interest in a pool of underlying mortgages. These are issued or guaranteed by U.S. government agencies such as GNMA, FNMA and FHLMC. Other mortgage pass-throughs consist of whole loans originated and issued by private limited purpose corporations or conduits. Collateralized mortgage obligation bonds are obligations of special purpose corporations that are collateralized or supported by mortgages or mortgage securities such as pass-throughs.

 As a result of its investments in Mortgage Securities, the mortgage-backed securities in the Fund may be subject to a greater degree of market volatility as a result of unanticipated prepayments of principal. During periods of declining interest rates, the principal invested in mortgage-backed securities with high interest rates may be repaid earlier than scheduled, and the Fund will be forced to reinvest the unanticipated payments at generally lower interest rates. When interest rates fall and principal prepayments are reinvested at lower interest rates, the in-come that the Fund derives from mortgage-backed securities is reduced. In ad-dition, like other fixed income securities, Mortgage Securities generally de-cline in price when interest rates rise.

 Because the Fund will seek to represent all major sectors of the investment grade fixed income securities market, the Fund may be a suitable vehicle for those investors seeking ownership in the "bond market" as a whole, without re-gard to particular sectors. The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term bond market movements. Because of potential share price fluctua-tions, the Fund may be inappropriate for investors who have short-term objec-tives or who require stability of principal. Investors should not consider the Fund a complete investment program.

ADDITIONAL INVESTMENT STRATEGIES AND TECHNIQUES; RISK FACTORS

 The Fund may utilize the investment strategies and techniques described be-low.

 SAMPLING AND TRADING IN THE FUND. The Fund does not expect to hold all of the individual issues which comprise the Aggregate Bond Index because of the large number of securities involved. Instead, the Fund will hold a representative sample of securities, selecting one or two issues to represent entire classes or types of securities in the Index. U.S. Trust New York expects this sampling technique to be an effective means of substantially duplicating the income and capital returns provided by the Index.

 To reduce transaction costs, the Fund's securities holdings will not be auto-matically traded or re-balanced to reflect changes in the Aggregate Bond In-dex. The Fund will seek to buy round lots of securities and may trade large blocks of securities. These policies may cause a particular security to be over- or under-represented in the Fund relative to its Aggregate Bond Index weighting or result in its continued ownership by the Fund after its deletion from the Aggregate Bond Index, thereby reducing the correlation between the Fund and the Aggregate Bond Index. The Fund is not required to buy or sell se-curities solely because the percentage of its assets invested in Aggregate Bond Index securities changes when their market values increase or decrease. In addition, in order to more closely correlate the return of the Fund to the Aggregate Bond Index, the Fund may omit or remove Index securities from its portfolio and substitute other Index securities if the investment managers be-lieve the removed security to be insufficiently liquid or believe the merit of the investment has been substantially impaired by extraordinary events or fi-nancial conditions. The investment managers seek a correlation of 0.95 or bet-ter between the performance of the Fund and that of the Aggregate Bond Index. See "U.S. Trust New York's Investment Philosophy and Strategies" above.

 WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. These transactions involve a commitment by the Fund to pur-chase or sell particular securities with payment and delivery taking place in the future, beyond the normal settlement date, at a stated price and yield. Securities purchased on a forward commitment or when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the gen-eral level of interest rates. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at
a later date. When-issued securities and forward commit     -
ments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiv-ing or delivering the securities, as the case may be. However, the Fund may dispose of a commitment prior to settlement if the investment managers deem it appropriate to do so. In addition, the Fund may enter into transactions to sell such purchase commitments to third parties at current market values and simul-taneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of liquid assets equal to the value of the when-issued or forward commitment securities will be established and maintained. There is a risk that the securities may not be de-livered and that the Fund may incur a loss.

 REPURCHASE AGREEMENTS. The Fund may engage in repurchase agreement transac-tions with brokers, dealers or banks that meet the credit guidelines estab-lished by the Trustees of the Trust. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week. A repurchase agreement may be viewed as a fully collateralized loan of money by the Fund to the seller. The Fund always receives securities as collateral with a market value at least equal to the purchase price plus accrued interest, and this value is maintained during the term of the agreement. If the seller de-faults and the collateral value declines, the Fund might incur a loss. If bank-ruptcy proceedings are commenced with respect to the seller, the Fund's reali-zation upon the disposition of collateral may be delayed or limited. Invest-ments in certain repurchase agreements and certain other investments which may be considered illiquid are limited. See "Illiquid Investments; Privately Placed and other Unregistered Securities" below.

 REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds, in an amount up to one-third of the value of its total assets, for temporary or emergency purpos-es, such as meeting larger than anticipated redemption requests, and not for leverage. The Fund may also agree to sell portfolio securities to financial in-stitutions such as banks and broker-dealers and to repurchase them at a mutu-ally agreed date and price (a "reverse repurchase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time the Fund en-ters into a reverse repurchase agreement, it will place in a segregated custo-dial account liquid assets having a value equal to the repurchase price, in-cluding accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the re-purchase price of those securities.

 INVESTMENT COMPANY SECURITIES. In connection with the management of its daily cash position, the Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of an-other investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the other investment compa-ny, some or all of which would be duplicated. Securities of other investment companies may be acquired by the Bond Index Portfolio to the extent permitted under the 1940 Act, that is, the Bond Index Portfolio may invest a maximum of up to 10% of its total assets in securities of other investment companies so long as not more than 3% of the total outstanding voting stock of any one in-vestment company is held by the Portfolio. In addition, not more than 5% of the total assets of the Portfolio may be invested in the securities of any one in-vestment company. The foregoing restrictions do not apply to the

Fund, which invests all its investable assets in the Bond Index Portfolio.


 FUTURES CONTRACTS AND OPTIONS. The Fund may purchase put and call options on securities, indices of securities and futures contracts. The Fund may also purchase and sell futures contracts. Futures contracts on securities and secu-rities indices will be used primarily to accommodate cash flows or in antici-pation of taking a market position when, in the opinion of the investment man-agers, available cash balances do not permit economically efficient purchases of securities. Moreover, the Fund may sell futures and options to "close out" futures and options it may have purchased or to protect against a decrease in the price of securities it owns but intends to sell. The Fund will not invest in futures or options as part of a defensive strategy to protect against po-tential stock market declines. See "Futures Contracts and Options on Futures Contracts" in the Statement of Additional Information.

 The Fund may (a) purchase exchange-traded and over the counter ("OTC") put and call options on securities and indexes of securities, (b) purchase and sell futures contracts on securities and indexes of securities and (c) pur-chase put and call options on futures contracts on securities and indexes of securities. In addition, the Fund may sell (write) exchange-traded and OTC put and call options on securities and indexes of securities and on futures con-tracts on securities and indexes of securities. The staff of the SEC has taken the position that OTC options are illiquid and, therefore, together with other illiquid securities held by the Fund, cannot exceed 15% of the Fund's net as-sets. The Fund intends to comply with this limitation.

 The use of options and futures is a highly specialized activity which in-volves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Fund's return. While the use of these techniques by the Fund may reduce certain risks associated with owning its portfolio se-curities, these investments entail certain other risks. If the investment man-agers apply a strategy at an inappropriate time or judge market conditions or trends incorrectly, options and futures strategies may lower the Fund's re-turn. Certain strategies limit the Fund's potential to realize gains as well as limit its exposure to losses. The Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Fund will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase the Fund's turnover rate. For more information on these investment techniques, see the Statement of Additional Information.

 The Fund may purchase and sell put and call options on securities, indexes of securities and futures contracts, or purchase and sell futures contracts, only if such options are written by other persons and if (i) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's total net assets, and (ii) the aggregate margin deposits required on all such futures and premium on options thereon held at any time do not exceed 5% of the Fund's total assets. The Fund may also be subject to certain limita-tions pursuant to the regulations of the Commodity Futures Trading Commission. The Fund does not have any current intention of purchasing futures contracts or investing in put and call options on securities, indexes of securities, or futures contracts if more than 5% of its net assets would be at risk from such transactions.

 ILLIQUID INVESTMENTS; PRIVATELY PLACED AND OTHER UNREGISTERED SECURITIES. The Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securi-ties Act of 1933, as amended (the "1933 Act"), and cannot be offered for pub-lic sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Fund. The price the Fund pays for illiquid securities or re-ceives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these se-curities will reflect any limitations on their liquidity.

 Acquisitions of illiquid investments by the Fund are subject to the following non-fundamental policies. The Fund may not invest in additional illiquid secu-rities if, as a result, more than 15% of the market value of its net assets would be invested in illiquid securities. The Fund may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guide-lines established by the investment managers and approved by the Trustees. The Trustees will monitor the implementation of these guidelines on a periodic ba-sis. Because Rule 144A is relatively new, it is not possible to predict how markets in Rule 144A securities will develop. If trading in Rule 144A securi-ties were to decline, these securities could become illiquid after being pur-chased, increasing the level of illiquidity of the Fund. As a result, the Fund might not be able to sell these securities when the investment managers wish to do so, or might have to sell them at less than fair value.

 SHORT-TERM INSTRUMENTS. The Fund may invest in short-term income securities in accordance with its investment objective and policies as described above. The Fund may also make money market investments pending other investments or settlement, or to maintain liquidity to meet shareholder redemptions. Although the Fund normally seeks to remain substantially fully invested in securities selected to match the Aggregate Bond Index consistent with seeking a correla-tion of 0.95 or better between the Fund's performance and that of the Aggre-gate Bond Index, the Fund may invest temporarily up to 20% of its assets in certain short-term fixed income securities.

 The Fund will not invest in short-term instruments as part of a defensive strategy to protect against potential market declines. Short-term investments include: obligations of the U.S. Government and its agencies or instrumentali-ties; commercial paper and other debt securities; variable and floating rate securities; bank obligations; repurchase agreements collateralized by these securities; and shares of other investment companies that primarily invest in any of the above-referenced securities. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. Other corporate obligations in which the Fund may invest consist of high qual-ity, U.S. dollar-denominated short-term bonds and notes (including variable amount master demand notes) issued by domestic and foreign corporations. The Fund may invest in commercial paper issued by major corporations in reliance on the exemption from registration afforded by Section 3(a)(3) of the 1933 Act. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very lim-ited.

 The Fund may invest in U.S. dollar-denominated certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by do-mestic banks and domestic or foreign branches or subsidiaries of foreign banks. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Such in-struments include Yankee Certificates of Deposit ("Yankee CDs"), which are certificates of deposit denominated in U.S. dollars and issued in the United States by the domestic branch of a foreign bank. Time deposits are non-nego-tiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund are not insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. Government. The Fund will not invest more than 15% of the value of its net assets in time deposits maturing in longer than seven days
and other instruments which are deemed illiquid or not readily mar     -
ketable. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations in which the Fund may invest include uninsured, direct obligations which have either fixed, floating or variable interest rates.

 The Fund will limit its short-term investments to those U.S. dollar-denomi-nated instruments which are determined by or on behalf of the Board of Trustees to present minimal credit risks and which are of "high quality" as determined by a major rating service (i.e., rated P-1 by Moody's or A-1 by S&P) or, in the case of instruments which are not rated, are deemed to be of comparable quality by the investment managers under the supervision of the Board of Trustees. The Fund may invest in obligations of banks which at the date of investment have capital, surplus and undivided profits (as of the date of their most recently published financial statements) in excess of $100 million. Investments in high quality short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or longer term.

 SECURITIES LENDING. The Fund may seek to increase its income by lending secu-rities to banks, brokers or dealers and other recognized institutional invest-ors. Such loans may not exceed 30% of the value of the Fund's total assets. In connection with such loans, the Fund will receive collateral consisting of cash, U.S. Government or other high quality securities, irrevocable letters of credit issued by a bank, or any combination thereof. Such collateral will be maintained at all times in an amount equal to at least 100% of the current mar-ket value of the loaned securities. The Fund can increase its income through the investment of any such collateral consisting of cash. The Fund continues to be entitled to payments in amounts equal to the interest or dividends payable on the loaned security, and in addition, if the collateral received is other than cash, receives a fee based on the amount of the loan. Such loans will be terminable at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transac-tion breaches its agreement with the Fund.

 SHORT SALES "AGAINST THE BOX." In a short sale, the Fund sells a borrowed se-curity and has a corresponding obligation to the lender to return the identical security. The Fund may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Fund may make a short sale as a hedge, when it be-lieves that the value of a security owned by it (or a security convertible or exchangeable for such security) may decline, or when the Fund wants to sell the security at an attractive current price but wishes to defer recognition of gain or loss for tax purposes. Not more than 40% of the Fund's total assets would be involved in short sales "against the box."

 CERTAIN OTHER OBLIGATIONS. Consistent with its investment objective, policies and restrictions, the Fund may also invest in participation interests, guaran-teed investment contracts and zero coupon obligations. See the Statement of Ad-ditional Information. In order to allow for investments in new instruments that may be created in the future, upon the Trust supplementing this Prospectus, the Fund may invest in obligations other than those listed previously, provided such investments are consistent with the Fund's investment objective, policies and restrictions.

 DERIVATIVE CONTRACTS AND SECURITIES. The term "derivative" has traditionally been applied to certain contracts (including futures, forward, option and swap contracts) that derive their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incor-porate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities derived from the cash flows from underlying securities, mortgages or other obligations.

 Derivatives contracts and securities can be used to reduce or increase the volatility of the Fund's total performance. While the response of certain de-rivative contracts and securities to market changes may differ from traditional investments such as stocks and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use de-rivative contracts for the purposes disclosed in the applicable sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, such as mortgage pass-throughs and collateralized mortgage ob-ligations, it will only do so in a manner consistent with its investment objec-tive, policies and limitations.

 PORTFOLIO TURNOVER RATE. Although the Fund is managed to reflect the composi-tion of the Aggregate Bond Index, the Fund may sell securities irrespective of how long such securities have been held. Ordinarily, securities will be sold from the Fund only to reflect certain administrative changes in the Aggregate Bond Index (including mergers or changes in its composition) or to accommodate cash flows into and out of the Fund while maintaining the similarity of its portfolio to the Aggregate Bond Index. The Fund may sell a portfolio investment immediately after its acquisition if the investment managers believe that such a disposition is consistent with the investment objective of the Fund. Portfo-lio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments.

 A high rate of portfolio turnover may involve correspondingly greater broker-age commission expenses and other transaction costs, which must be borne di-rectly by the Fund and ultimately by the shareholders of the Fund. High portfo-lio turnover may result in the realization of substantial net capital gains. To the extent net short-term capital gains are realized, any distributions result-ing from such gains are considered ordinary income for Federal income tax pur-poses. See "Tax Matters" below.

                                     * * *

 As a diversified investment company, 75% of the Fund's assets are represented by cash and cash items (including receivables), government securities, securi-ties of other investment companies, and other securities which for purposes of this calculation are subject to the following fundamental limitations: (a) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, and (b) the Fund may not own more than 10% of the outstanding vot-ing securities of any one issuer. In addition, the Fund may not invest 25% or more of its assets in the securities of issuers in any one industry, unless, the securities in a single industry were to comprise 25% or more of the Aggre-gate Bond Index, in which case the Fund will invest 25% or more of its assets in that industry. These are fundamental investment policies which may not be changed without investor approval. For purposes of these policies and limita-tions, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capi-tal, surplus and undivided profits in excess of $100,000,000 at the time of in-vestment to be "cash items."

 The Statement of Additional Information includes further discussion of invest-ment strategies and techniques, and a listing of other fundamental investment restrictions and non-fundamental investment policies which govern the invest-ment policies of the Fund. The Fund's fundamental investment restrictions may not be changed without the approval of the Fund's shareholders. If a percentage restriction (other than a restriction as to borrowing) or a rating restriction on investment or utilization of assets is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or a later change in the rating of a security held by the Fund is not considered a violation of the policy. Shareholders of the Fund should be aware that fundamental investment restrictions of the Bond Index Portfolio may not be changed without the approval of the investors (including the Fund) in that Portfolio.

 The investment objective of the Fund may be changed without the approval of the Fund's shareholders, but not without written notice thereof to the Fund's shareholders thirty days prior to implementing the change. If there were a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then-cur-rent financial position and needs. There can, of course, be no assurance that the investment objective of the Fund will be achieved. See "Investment Objec-tive, Policies and Restrictions" in the Statement of Additional Information for a description of the Fund's fundamental investment policies and restric-tions that cannot be changed without approval by the holders of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund. Except as stated otherwise, the investment objective, policies, strategies and restrictions described herein and in the Statement of Additional Information are non-fundamental.

        SPECIAL INFORMATION CONCERNING HUB AND SPOKE(R) STRUCTURE

 Unlike other mutual funds which directly acquire and manage their own portfo-lios of securities, the Fund seeks to achieve its investment objective by in-vesting all of its investable assets in the Bond Index Portfolio, a separate series of Federated Portfolios. Consequently, the investment experience of the Fund will correspond directly with the investment experience of the Bond Index Portfolio. The Fund invests in the Bond Index Portfolio through Signature Fi-nancial Group, Inc.'s two-tier master/feeder structure known as the Hub and Spoke(R) financial services method. Hub and Spoke(R) is a registered service mark of Signature Financial Group, Inc. and is licensed to Federated Services Company ("FSC"). The Fund has the same investment objective and policies as the Bond Index Portfolio. In addition to selling a beneficial interest to the Fund, the Bond Index Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Bond Index Portfolio on the same terms and conditions and will pay a proportionate share of the Bond Index Portfolio's expenses. However, the other investors investing in the Bond Index Portfolio are not required to issue their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Bond Index Portfolio. Such differences in returns are also present in other mutual fund structures. Information con-cerning other holders of interests in the Bond Index Portfolio (e.g., other Spoke(R) or feeder funds) is available from FSC at (800) 245-5040.

 As with the Fund, the investment objective of the Bond Index Portfolio may be changed without the approval of the investors in the Bond Index Portfolio, but not without written notice thereof to the Bond Index Portfolio's investors (and notice by the Trust to the Fund's shareholders) thirty days prior to im-plementing the change. There can, of course, be no assurance that the invest-ment objective of the Fund or the Bond Index Portfolio will be achieved. See "Investment Objective, Policies and Restrictions" in the Statement of Addi-tional Information for a description of the fundamental investment policies and restrictions of the Bond Index Portfolio that cannot be changed without approval by the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Bond Index Portfolio. Except as stated otherwise, the investment objective, policies, strategies and restrictions de-scribed herein and in the Statement of Additional Information are non-funda-mental.

 Smaller funds investing in the Bond Index Portfolio may be materially af-fected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating ex-penses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. (However, this possibility also exists for traditionally structured funds which have large or institu-tional investors.) Also, funds with a greater pro rata ownership in the Portfo-lio could have effective voting control of the operations of the Portfolio.

 When the Fund is required to vote as an investor in the Bond Index Portfolio, current regulations provide that in those circumstances the Fund may either seek instructions from its shareholders with regard to the voting of such prox-ies and vote such proxies in accordance with such instructions, or the Fund may vote its interests in the Bond Index Portfolio in the same proportion of all other investors in the Portfolio.

 Certain changes in the Bond Index Portfolio's investment objective, policies or restrictions may require the Trust to withdraw the Fund's investment in the Bond Index Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Port-folio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribu-tion in kind may result in a less diversified portfolio of investments or ad-versely affect the liquidity of the Fund.

 The Trust may withdraw the investment of the Fund from the Bond Index Portfo-lio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including in-vesting all of the investable assets of the Fund in another pooled investment entity having the same investment objective and policies as the Fund or retain-ing an investment adviser to manage the Fund's assets in accordance with the investment policies described above.

 For descriptions of the investment objective, policies and restrictions of the Bond Index Portfolio, see "Investment Objective and Policies" herein and the Statement of Additional Information. For descriptions of the management of the Bond Index Portfolio, see "Management of the Trust" herein and in the Statement of Additional Information. For descriptions of the expenses of the Bond Index Portfolio, see "Management of the Trust" and "Expenses" below.

                               PRICING OF SHARES

 The net asset value of the Fund is determined and the Shares of the Fund are priced for purchases and redemptions at the close of regular trading hours on the New York Stock Exchange (the "NYSE"), currently 4:00 p.m. (Eastern time). Net asset value and pricing for the Fund are determined on each day both the NYSE is open for trading and the Fund is open for business ("Business Day"). Currently, the days on which the Fund is closed (other than weekends) are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. Net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of its outstanding Shares.

 Assets in the Fund which are traded on a recognized domestic stock exchange or are quoted on a national securities market are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on such national securities market. Securities which are traded only on over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Restricted securities, securities for which mar-ket quotations are not readily available, and other assets are valued at fair value, pursuant to guidelines adopted by the Board of Trustees. Absent unusual circumstances, debt securities maturing in 60 days or less are valued at amor-tized cost.

 Some of the securities acquired by the Fund may be traded on over-the-counter markets on days which are not Business Days. In such cases, the net asset value of the Shares may be significantly affected on days when investors can neither purchase nor redeem their Shares. The administrators have undertaken to price the securities held by the Fund, and may use one or more independent pricing services in connection with this service.

                  HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

PURCHASE OF SHARES

 Shares of the Fund may be purchased without a sales charge on any Business Day at the net asset value next determined after an order is transmitted to the Trust's transfer agent, Chase Global Funds Services Company ("CGFSC"), or another entity on behalf of the Trust, and received by the distributor, Edge-wood Services, Inc. (the "Distributor"), in good order. There is no minimum amount for initial or subsequent investments. Purchase orders for Shares re-ceived prior to the close of regular trading on the NYSE on any day that the Fund's net asset value is calculated are priced according to the net asset value determined on that day. Purchase orders received in good order after the close of regular trading on the NYSE are priced as of the time the net asset value per Share is next determined. The Distributor has established procedures for purchasing Shares in order to accommodate different types of investors (see "Purchase Procedures" below).

 Shares of the Fund may be purchased only in those states where they may be lawfully sold. The Trust reserves the right to cease offering Shares for sale at any time and the Distributor and the Trust each reserve the right to reject any order for the purchase of Shares.

PURCHASE PROCEDURES

 Shares may be purchased directly only by institutional investors ("Institu-tional Investors"). An Institutional Investor (a "Shareholder Organization") that has entered into an agreement with the Trust may elect to hold of record Shares for its customers ("Customers") and to record beneficial ownership of Shares on the account statements provided to its Customers. In that case, it is each Shareholder Organization's responsibility to transmit to the Distribu-tor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to CGFSC in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such purchases and redemptions by Shareholder Organizations for the benefit of their Customers will be sent by CGFSC to the particular Shareholder Organiza-tion. In the alternative, a Shareholder Organization may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase and re-demption orders with the Funds, CGFSC will send confirmations of such transac-tions and periodic account statements directly to the shareholders of record. Shares in the Fund bear the expense of fees payable to Shareholder Organiza-tions for such services. See "Management of the Trust-- Shareholder Organiza-tions." Certificates will not be issued for Shares.

 Customers may agree with a particular Shareholder Organization to make a min-imum purchase with respect to their accounts. Depending upon the terms of the particular account, Shareholder Organizations may charge a Customer's account fees for automatic investment and other cash management services provided. Customers should contact their Shareholder Organization directly for further information.

Purchases by Wire

 Institutional Investors may purchase Shares by wiring federal funds to CGFSC. Prior to making an initial investment by wire, an investor must telephone CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755) for in-structions, including a Wire Control Number. Federal funds and registration instructions should be wired through the Federal Reserve System to:

  The Chase Manhattan Bank
  ABA #021000021
  Excelsior Institutional Trust
  Credit DDA #910-2-733046
  [Account Registration]
  [Account Number]

  [Wire Control Number]

 Shares purchased by federal funds wire will be effected at the net asset value per Share next determined after acceptance of the order provided that the federal funds wire has been received by the Fund's bank on that Business Day. Purchase orders received and accepted after 4:00 p.m. Eastern time will be effected at the net asset value next determined even if the Fund received federal funds on that day.

 Investors making initial investments by wire must promptly complete the ap-plication accompanying this Prospectus and forward it to CGFSC. No account ap-plication is required for subsequent purchases. Completed applications should be directed to:

  Excelsior Institutional Trust
  c/o Chase Global Funds Services Company
  P.O. Box 2798
  Boston, MA 02208-2798

 The application may also be sent via facsimile. Please contact CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755) for complete instruc-tions. Redemptions by investors will not be processed until the completed ap-plication for purchase of Shares has been received and accepted by CGFSC. In-vestors making subsequent investments by wire should follow the above instruc-tions.

Purchases by Telephone

 Institutional Investors may place a purchase order by calling CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755). The purchase by tele-phone will be effected at the net asset value per Share next determined after receipt of the purchase order in good order.

  By utilizing the telephone purchase option, the Institutional Investor au-thorizes CGFSC and the Distributor to act upon telephone instructions believed to be genuine. THE TRUST, CGFSC AND THE DISTRIBUTOR WILL NOT BE HELD LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACTING UPON SUCH INSTRUCTION. AC-CORDINGLY, INSTITUTIONAL INVESTORS BEAR THE RISK OF LOSS. THE TRUST WILL EM-PLOY REASONABLE PROCEDURES TO CONFIRM THAT INSTRUCTIONS COMMUNICATED BY TELE-PHONE ARE GENUINE, INCLUDING, WITHOUT LIMITATION, RECORDING TELEPHONIC IN-STRUCTIONS AND/OR REQUIRING THE CALLER TO PROVIDE SOME FORM OF PERSONAL IDEN-TIFICATION.

 This option may be modified or terminated at any time. The Trust currently does not charge a fee for this service, although some Shareholder Organiza-tions may charge their Customers fees. Customers should contact their Share-holder Organizations directly for further information.

REDEMPTION OF SHARES

 Institutional Investors may redeem all or any portion of the Shares in their account at the net asset value per Share next determined after proper receipt in good form of an order for redemption. Proceeds from redemption orders re-ceived by 4:00 p.m. (Eastern time) will normally be sent the next Business Day; proceeds are sent in any event within five Business Days.

 It is necessary for Institutional Investors and other entities to have on file appropriate documentation authorizing redemptions by the institution or entity before a redemption request is considered to be in proper form. In some cases, additional documentation may be requested.

 Investment return and principal value of an investment in the Fund will fluc-tuate, so that the value of Shares redeemed may be more or less than the share-holder's cost. Redemptions of Shares are taxable events on which a shareholder may realize a gain or loss.

REDEMPTION PROCEDURES

 Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Fund in accordance with the procedures gov-erning their accounts at their Shareholder Organization. It is the responsibil-ity of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis.

 Customers redeeming Shares through certain Shareholder Organizations or certi-fied financial planners may incur transaction charges in connection with such redemptions. Such Customers should contact their Shareholder Organizations for further information on transaction fees.

 Institutional Investors may redeem all or part of their Shares in accordance with any of the procedures described below. These procedures only apply to Cus-tomers of Shareholder Organizations for whom individual accounts have been es-tablished with CGFSC. Customers whose individual accounts are maintained by Shareholder Organizations must contact their Shareholder Organization directly to redeem Shares.

 If any portion of the Shares to be redeemed represents an investment made by check, the Trust and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been collected in accordance with the applicable banking regulations; such collection process may take up to 15 days. An Institutional Investor who anticipates the need for more immediate access to its investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connec-tion with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a check is not collected, the purchase will be canceled and CGFSC will charge a fee of $25.00 to the Institutional Investor's account.

Redemption by Wire or Telephone

 Institutional Investors who maintain an account at CGFSC and have so indicated on their application, or have subsequently arranged in writing to do so, may redeem Shares by instructing CGFSC, by wire or telephone, to wire the redemp-tion proceeds directly to the investor's predesignated bank account at any com-mercial bank in the United States. Institutional Investors may have their Shares redeemed by wire by instructing CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755). No charge is imposed by the Trust for wiring re-demption payments to Institutional Investors although Shareholder Organizations may charge Customers for wiring or crediting such redemption payments to their accounts. Information relating to such redemption services and charges, if any, is available to Customers directly from their Shareholder Organizations.

 In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank account designated to receive redemption pro-ceeds, an Institutional Investor must send a written request to the Trust at the address listed below under "Redemption by Mail." Such requests must be signed by the investor, with signatures guaranteed (see "Redemption by Mail" below for details regarding signature guarantees). Further documentation may be requested.

 CGFSC and the Distributor reserve the right to refuse a wire or telephone re-demption. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by the Trust or the Distributor. THE TRUST, CGFSC AND THE DISTRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACTING UPON TELEPHONE INSTRUCTIONS BELIEVED TO BE GENUINE. ACCORDINGLY, SHAREHOLDERS WILL BEAR THE RISK OF LOSS. THE TRUST WILL EMPLOY REASONABLE PROCEDURES TO CONFIRM THAT INSTRUCTIONS COMMUNICATED BY TELEPHONE ARE GENUINE, INCLUDING, WITHOUT LIMITATION, RECORDING TELEPHONE INSTRUCTIONS AND/OR REQUIRING THE CALLER TO PROVIDE SOME FORM OF PERSONAL IDENTIFICATION.

Redemption by Mail

 Shares may be redeemed by an Institutional Investor by submitting a written request for redemption to:

  Excelsior Institutional Trust
  c/o Chase Global Funds Services Company
  P.O. Box 2798
  Boston, MA 02208-2798

 A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed for each registered owner by its authorized officer exactly as the Shares are registered.

 A redemption request for an amount in excess of $50,000, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be ac-companied by signature guarantees from any eligible guarantor institution ap-proved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker-dealers, credit unions, national securities exchanges, registered securities associa-tions, clearing agencies and savings associations. All eligible guarantor in-stitutions must participate in the Securities Transfer Agents Medallion Pro-gram ("STAMP") in order to be approved by CGFSC pursuant to the Signature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and infor-mation on STAMP can be obtained from CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755) or at the address given above. CGFSC may require additional supporting documents. A redemption request will not be deemed to be properly received in good form until CGFSC receives all required documents in proper form.

 Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755).

Other Redemption Information

 Except as described in "Investor Programs" below, Institutional Investors may be required to redeem Shares in the Fund after 60 days' written notice if due to investor redemptions the balance in the particular account with respect to the Fund remains below $500. If a Customer has agreed with a particular Share-holder Organization to maintain a minimum balance with respect to Shares of the Fund and the balance in such account falls below that minimum, the Cus-tomer may be obliged by the Shareholder Organization to redeem all or part of its Shares to the extent necessary to maintain the required minimum balance.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

 Shares of the Fund may be exchanged without payment of any exchange fee for shares of the same series ("Institutional Shares") of other investment portfo-lios of the Trust offered under other prospectuses and for shares of the In-stitutional Money Fund of Excelsior Funds at their net asset value, provided that such shares may legally be sold in the state of the investor's residence.

 The Trust currently offers Institutional Shares in seven additional portfo-lios as follows:

  Equity Fund, a fund seeking long-term capital appreciation through invest-
 ments in companies be     -
 lieved to represent good long-term values not currently recognized in the market prices of their securities;

  Income Fund, a fund seeking to provide as high a level of current interest income as is consistent with moderate risk of capital and maintenance of li-quidity through investments in a broad range of investment-grade fixed income securities;

  Total Return Bond Fund, a fund seeking to maximize the total rate of return consistent with moderate risk of capital and maintenance of liquidity through investments in a broad range of investment-grade fixed income securities;

  Balanced Fund, a fund seeking to provide a high total return from a diversi-fied portfolio of equity and fixed income securities;

  International Equity Fund, a fund seeking to provide long-term capital ap-preciation through investment in a diversified portfolio of marketable for-eign securities;

  Optimum Growth Fund, a fund seeking superior, risk-adjusted total return through investments in a diversified portfolio of equity securities whose growth prospects, in the opinion of its investment adviser, appear to exceed that of the overall market; and

  Value Equity Fund, a fund seeking long-term capital appreciation through in-vestments in a diversified portfolio of equity securities whose market value, in the opinion of its investment adviser, appears to be undervalued relative to the marketplace.

  Excelsior Funds' Institutional Money Fund is a money market fund which seeks to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

 An exchange involves a redemption of all or a portion of the Shares in the Fund and the investment of the redemption proceeds in shares of another portfo-lio of the Trust or Excelsior Funds. The redemption will be made at the per Share net asset value of the Shares being redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange request in good order.

 An exchange of shares is treated for Federal and state income tax purposes as a redemption (sale) of shares given in exchange by the shareholder, and an ex-changing shareholder may, therefore, realize a taxable gain or loss in connec-tion with the exchange. Shareholders exchanging Shares of the Fund for shares of another portfolio should carefully review the prospectus relating to the ac-quired shares prior to making an exchange.

 The exchange option may be changed, modified or terminated at any time. The Trust currently does not charge a fee for this service, although some Share-holder Organizations may charge their Customers fees. Customers should contact their Shareholder Organizations directly for further information.

Exchanges by Telephone

 For Institutional Investors who have previously selected the telephone ex-change option, an exchange order may be placed by calling CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755). By establishing the telephone exchange option, the Institutional Investor authorizes CGFSC and the Distribu-tor to act upon telephone instructions believed to be genuine. THE TRUST, EX-CELSIOR FUNDS, CGFSC AND THE DISTRIBUTOR ARE NOT RESPONSIBLE FOR THE AUTHENTIC-ITY OF EXCHANGE REQUESTS RECEIVED BY TELEPHONE THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, THE TRUST AND EXCELSIOR FUNDS WILL USE SUCH PROCEDURES AS ARE CONSIDERED REA-
SONABLE, INCLUDING RECORDING THOSE IN     -

STRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 During periods of substantial economic or market change, telephone exchanges may be difficult to com- plete. If an Institutional Investor is unable to con-tact CGFSC by telephone, the Institutional Investor may also deliver the ex-change request to CGFSC in writing at the address noted above under "Redemption by Mail."

RETIREMENT PLANS

 Shares are available for purchase by Institutional Investors in connection with the following tax-deferred prototype retirement plans offered by United States Trust Company of New York:

 IRAs (including "rollovers" from existing retirement plans) for individuals and their eligible non-working spouses;

 Profit Sharing and Money-Purchase Plans for corporations and self-employed in-dividuals and their partners to benefit themselves and their employees; and

 Keogh Plans for self-employed individuals.

 Institutional Investors or Customers of Shareholder Organizations investing in Shares pursuant to a retirement plan are not subject to the minimum investment and mandatory redemption provisions described above. Detailed information con-cerning eligibility, service fees and other matters related to these plans is available from the Trust by calling CGFSC at (800) 909-1989 (from overseas, please call (617) 557-1755). Customers of Shareholder Organizations may pur-chase Shares pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

                                  TAX MATTERS

 Each year the Trust intends to qualify the Fund and elect that the Fund be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Provided the Fund meets all in-come, distribution and diversification requirements of the Code, and distrib-utes all of its net investment income and net realized capital gains to share-holders in accordance with the timing requirements imposed by the Code, no Fed-eral income or excise taxes will be required to be paid from the Fund, although foreign-source income of the Fund may be subject to foreign withholding taxes. If the Fund fails to qualify as a "regulated investment company" in any year, the Fund would incur a regular corporate Federal income tax upon its investment company taxable income. Whether or not the Fund qualifies as a "regulated in-vestment company," the Fund's distributions will generally be taxable as ordi-nary dividend income to shareholders. The Bond Index Portfolio is also not ex-pected to be required to pay any Federal income or excise taxes.

 To satisfy various requirements in the Code, the Fund expects to distribute virtually all of its net income each year. Shareholders of the Fund normally will have to pay Federal income taxes and any state or local taxes on the divi-dends and net capital gain distributions, if any, they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capi-tal gains are taxable to shareholders as ordinary income for Federal income tax purposes. Distributions of net capital gains are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their Shares. Dividends and distributions, if any, paid to sharehold-ers will be treated in the same manner for Federal income tax purposes whether received in cash or reinvested in additional Shares of the Fund.

 In the case of corporate shareholders, distributions (other than capital gain dividends) will qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by the Fund for the year. Generally, a "qualifying dividend" is a dividend that has been received from a domestic corporation. Availability of the deduction for particular shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments.

 Dividends declared in October, November or December of any year payable to shareholders of record on a specified date before the end of the year will be deemed for tax purposes to have been received by shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the following year.

 At the end of each calendar year, each shareholder receives information for tax purposes on the dividends and other distributions received during that cal-endar year.

 In general, any gain or loss realized upon a taxable disposition of Shares of the Fund by a shareholder that holds such Shares as a capital asset will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months and otherwise as a short-term capital gain or loss. However, any loss realized upon a redemption of Shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any distribu-tions of net capital gain made with respect to those Shares. Any loss realized upon a disposition of Shares may also be disallowed under rules relating to wash sales.

 The Taxpayer Relief Act of 1997 significantly modifies the taxation of capital gains realized by individuals, providing reduced rates for gain from the sale of certain assets held for specified periods. Fund Shares are eligible for such reduced rates if held for the requisite period. Portions of distributions from the Fund may also qualify for reduced rates.

 The Trust may be required to withhold Federal income tax at the rate of 31% from all taxable distributions and redemption proceeds payable to shareholders who do not provide the Trust with their correct taxpayer identification number or make required certifications, or who have been notified by the Internal Rev-enue Service that they are subject to backup withholding. Such withholding is not an additional tax. Any amounts withheld may be credited against the share-holder's Federal income tax liability.

 Under current law, neither the Trust, as a Delaware business trust, nor the Fund are liable for any income or franchise tax in the State of Delaware as long as the Fund continues to qualify as a "regulated investment company" under the Code.

 The foregoing discussion is intended for general information only. An investor should consult with his own tax advisor as to the tax consequences of an in-vestment in the Fund, including the status of distributions from the Fund under applicable state and local laws.

                            MANAGEMENT OF THE TRUST

 The Board of Trustees of the Trust provides general supervision over the af-fairs of the Trust. The Trustees decide upon matters of general policy and re-view the actions of service providers such as the investment managers, the ad-ministrators, the Distributor and others.

INVESTMENT MANAGERS

 The Trust seeks to achieve the Fund's investment objective by investing all of its investable assets in the Bond Index Portfolio, which has the same invest-ment objective, policies and limitations as the Fund. Federated Research Corp. is responsible for the management of the assets of the Bond Index Portfolio, pursuant to an investment advisory agreement (the "Federated Advisory Agree-ment") with Federated Portfolios on behalf of the Bond Index Portfolio. Feder-ated Research Corp. has delegated daily management of the security holdings of the Bond Index Portfolio to U.S. Trust New York, acting as sub-adviser.

 Subject to the general guidance and policies set by the Trustees of Federated Portfolios, Federated Research Corp. provides general supervision over the in-vestment management functions performed by U.S. Trust New York. Federated Re-search Corp. closely monitors U.S. Trust New York's application of the Bond In-dex Portfolio's investment policies and strategies, and regularly evaluates U.S. Trust New York's investment results and trading practices.

 For its services under the Federated Advisory Agreement, Federated Research Corp. is entitled to receive from the Bond Index Portfolio a fee, accrued daily and paid monthly, at an annual rate equal to .25% of the Bond Index Portfolio's average daily net assets. Federated Research Corp. has agreed to waive all investment advisory fees with respect to the Bond Index Portfolio. This waiver may be terminated at any time.

 Federated Research Corp., which has its principal offices at Federated In-vestors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222, is a Mary-land corporation. Federated Research Corp. is an indirect, wholly-owned sub-sidiary of Federated Investors, a Delaware business trust which, together with its affiliates, had approximately $110 billion in assets under management as of December 31, 1996.

 Pursuant to an investment sub-advisory agreement, U.S. Trust New York makes the day-to-day investment decisions and portfolio selections for the Bond In-dex Portfolio, consistent with general guidelines and policies established by Federated Research Corp. and the Board of Trustees of Federated Portfolios. For the investment management services U.S. Trust New York provides to the Bond Index Portfolio, U.S. Trust New York is compensated only by Federated Re-search Corp. and receives no fees directly from the Fund or Federated Portfo-lios. For its services under the sub-advisory agreement, U.S. Trust New York is entitled to receive from Federated Research Corp. a fee, accrued daily and paid monthly, at an annual rate equal to .12% of the Bond Index Portfolio's average daily net assets. U.S. Trust New York has agreed to waive all sub-ad-visory fees with respect to the Bond Index Portfolio, which waiver may be ter-minated at any time. U.S. Trust New York furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Bond Index Portfolio's investments and effecting securities transactions for the Portfolio.

 U.S. Trust New York is a state-chartered bank and trust company which pro-vides trust and banking services to individuals, corporations and institu-tions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency services, and personal and corporate banking. U.S. Trust New York is a member bank of the Federal Reserve System and the Federal Deposit Insurance Corporation and is one of the twelve members of the New York Clearing House Association. On June 30, 1997, U.S. Trust New York's Asset Management Group had approximately $53 billion in assets under management. U.S. Trust New York, which has its principal offices at 114 West 47th Street, New York, NY 10036, is a subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust New York also serves as an investment adviser to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc., which are registered investment companies.

 Bruce Tavel, Senior Vice President, and Cyril M. Theccanat, Vice President, of U.S. Trust New York, Structured Investment Management Department, have been portfolio managers of the Bond Index Portfolio since its inception and are primarily responsible for the day-to-day management of the Bond Index Portfo-lio. Mr. Theccanat has been managing structured investment portfolios at U.S. Trust New York since January 1990. Mr. Tavel designs, develops and implements analytic procedures and services utilizing quantitative and financial informa-tion. He has over 19 years of experience in the execution of decision support systems at U.S. Trust New York and previously at Lehman Asset Management, where he was Director of Institutional Computer Services.

 For the period from October 1, 1996 through May 31, 1997, Federated Research Corp. and U.S Trust New York waived all advisory and sub-advisory fees with respect to the Bond Index Portfolio.

 Prior to September 30, 1996, Federated Management served as investment ad-viser to the Bond Index Portfolio. For the period from June 1, 1996 through September 30, 1996, Federated Management and U.S. Trust New York waived all advisory and sub-advisory fees with respect to the Bond Index Portfolio.

ADMINISTRATORS

 CGFSC, Federated Administrative Services ("FAS"), a subsidiary of Federated Investors and U.S Trust Company of Connecticut (U.S. Trust Connecticut), an affiliate of U.S. Trust New York, serve as the Fund's administrators (the "Ad-ministrators") and provide it with general administrative and operational as-sistance. The Administrators also serve as administrators of all of the port-folios of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc., which are advised by U.S. Trust New York, U.S. Trust Connecticut and their affili-ates, and distributed by the Distributor. For the services provided to all portfolios of the Trust, Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. (except the international portfolios of the Trust and Excelsior Funds, Inc.), the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of the Trust and Excelsior Funds, Inc.) as follows:

                 COMBINED AGGREGATE AVERAGE DAILY
 NET ASSETS OF THE TRUST, EXCELSIOR FUNDS, INC. AND EXCELSIOR TAX-
 EXEMPT FUNDS, INC. (EXCLUDING THE INTERNATIONAL PORTFOLIOS OF THE
                             TRUST AND
                      EXCELSIOR FUNDS, INC.)                        ANNUAL FEE
 -----------------------------------------------------------------  ----------
first $200 million.................................................    .200%
next $200 million..................................................    .175%
over $400 million..................................................    .150%

 Administration fees payable to the Administrators by each portfolio of the Trust, Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. pursuant to the fee schedule above are allocated in proportion to their relative average daily net assets at the time of determination. From time to time, the Adminis-trators may voluntarily waive all or a portion of the administration fees pay-able to them by the Fund, which waivers may be terminated at any time. See "Management of the Trust---Shareholder Organizations" for additional informa-tion on fee waivers.

 Prior to May 16, 1997, CFGSC, FAS and U.S. Trust New York served as the Fund's administrators pursuant to an administration agreement substantially similar to the administration agreement currently in effect for the Fund. For the period from June 1, 1996 to May 15, 1997, CFGSC, FAS and U.S. Trust New York received an aggregate administration fee at the effective annual rate of 0.15% of the Fund's average daily net assets. For the period from May 16, 1997 to May 31, 1997, the Administrators received an aggregate administration fee at the effective annual rate of 0.15% of the Fund's average daily net assets.


DISTRIBUTOR

 Pursuant to a Distribution Agreement, Edgewood Services, Inc. (the "Distribu-tor"), Clearing Operations, P.O. Box 897, Pittsburgh, Pennsylvania 15230-0897, acts as principal underwriter for the Shares. Edgewood Services, Inc., a reg-istered broker-dealer and a wholly-owned subsidiary of Federated Investors, is unaffiliated with U.S. Trust New York or any of its affiliates.

 At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria estab-lished by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily in-tended to result in sales of Shares of the Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Fund.

 In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Fund or for providing substantial marketing, sales and operational sup-
port. The support may include initiating cus     -
tomer accounts, participating in sales, educational and training seminars, pro-viding sales literature, and engineering computer software programs that empha-size the attributes of the Fund. Such payments will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

SHAREHOLDER ORGANIZATIONS

 As described above under "Purchase Procedures," the Trust may enter into agreements with certain Shareholder Organizations--firms that provide services, which may include acting as record shareholder, to their Customers who benefi-cially own Shares. As a consideration for these services, the Fund will pay the Shareholder Organization an administrative service fee up to the annual rate of
 .40% of the average daily net asset value of its Shares held by the Shareholder Organization's Customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; and providing periodic statements. It is the responsibility of Shareholder Organi-zations to advise Customers of any fees that they may charge in connection with a Customer's investment. Until further notice, U.S. Trust New York and the Ad-ministrators have voluntarily agreed to waive fees payable by the Fund in an aggregate amount equal to administrative service fees payable by the Fund.

CUSTODIAN AND TRANSFER AGENT

 The Chase Manhattan Bank ("Chase") serves as custodian of the Fund's assets. Communications to the custodian should be directed to Chase, Mutual Funds Serv-ice Division, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245. CGFSC, 73 Tremont Street, Boston, Massachusetts 02108, serves as the Fund's transfer agent, providing transfer agency, dividend disbursement and registrar services. CGFSC is a subsidiary of Chase.

BOND INDEX PORTFOLIO--SERVICE PROVIDERS

 Federated Services Company ("FSC"), a Pennsylvania corporation whose address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, maintains records of investors in Federated Portfolios though its subsidiary, Federated Administrative Services, Inc. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders. FSC also maintains Federated Portfolio's accounting records. The fee for this service (of which the Bond Index Portfolio bears its pro rata share) is based upon the level of Federated Portfolios' average net assets for the period plus out-of-pocket expenses. FSC is a wholly-owned subsidiary of Federated Investors.

 Federated Securities Corp. is the placement agent for investments in the Bond Index Portfolio. Federated Securities Corp. is located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. It is a Penn-sylvania corporation organized on November 14, 1969, and is the principal dis-tributor for a number of investment companies. Federated Securities Corp. receives no fee for its services as placement agent for the Bond Index Portfolio. Federated Securities Corp. is a wholly-owned subsidiary of Federated Investors.

 FSC, through its subsidiary, Federated Administrative Services, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Bond Index Portfolio. FSC is enti-tled to receive a fee from the Bond Index Portfolio accrued daily and paid monthly at a annual rate of up to 0.05% of the average daily net assets of the Bond Index Portfolio, subject to a minimum of $60,000 (unless waived). From time to time, FSC may waive all or a portion of the administrative fee. Feder-ated Investors and its subsidiaries have agreed to waive fees and reimburse ex-penses in order to maintain total operating expenses (after waivers and reim-bursements) of the Bond Index Portfolio at no greater than .20% of average net assets.

 State Street Bank & Trust Company, P.O. Box 8600, Boston, MA 02266-8600, serves as custodian of the Bond Index Portfolio's assets.

EXPENSES

 The expenses of the Trust include the compensation of its Trustees who are not affiliated with the investment managers; governmental fees; interest charges; taxes; fees and expenses of the Administrators, of independent audi-tors, of legal counsel and of any transfer agent, custodian, registrar or div-idend disbursing agent of the Trust; insurance premiums; and expenses of cal-culating the net asset value of, and the net income on, Shares of the Fund.

 Expenses of the Trust also include expenses of distributing and redeeming Shares and servicing shareholder accounts; expenses of preparing, printing and mailing prospectuses, reports, notices, proxy statements and reports to share-holders and to governmental offices and commissions; expenses of shareholder and Trustee meetings; expenses relating to the issuance, registration and qualification of Fund Shares and the preparation, printing and mailing of pro-spectuses for such purposes; and membership dues in the Investment Company In-stitute allocable to the Trust.

 The Fund invests through the Bond Index Portfolio, which is a series of Fed-erated Portfolios. Expenses of Federated Portfolios (of which the Bond Index Portfolio bears its pro rata share) include the compensation of its Trustees who are not affiliated with the investment managers; governmental fees, inter-est charges; taxes; fees and expenses of independent auditors, of legal coun-sel and of any transfer agent, administrator, registrar or dividend disbursing agent of Federated Portfolios; insurance premiums; and expenses of calculating the net asset value of, and the net income or interests in the Bond Index Portfolio.

 Expenses of Federated Portfolios also include expenses connected with the ex-ecution, recording and settlement of security transactions; fees and expenses of Federated Portfolios' custodian for all services to the Bond Index Portfo-lio, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to governmental offices and commissions; expenses of meetings of investors and Trustees; and the advisory fees, if any, payable to Federated Research Corp. under the Federated Advisory Agreement.

 Bank Regulatory Matters. The Glass-Steagall Act and applicable banking laws and regulations generally prohibit certain financial institutions such as U.S. Trust New York and U.S. Trust Connecticut from engaging in the business of un-derwriting securities of open-end investment companies such as the Trust. U.S. Trust New York and U.S. Trust Connecticut believe that the services performed by U.S. Trust New York as sub-adviser to the Bond Index Portfolio and the ac-tivities performed by U.S. Trust Connecticut as one of the administrators for the Fund do not constitute underwriting activities and are consistent with the requirements of the Glass-Steagall Act. In addition, U.S. Trust New York and U.S. Trust Connecticut believe that this combination of individually permissi-ble activities is consistent with the Glass-Steagall Act and other Federal or state legal and regulatory precedent. There is presently no controlling prece-dent regarding the performance of a combination of investment advisory, admin-istrative and/or shareholder servicing activities by banks. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. Future changes in either Federal statutes or regulations relating to the permissible activities of banks, as well as future judicial or administrative decisions and interpretations of present and future statutes and regulations, could prevent a bank from continuing to perform all or part of its servicing or investment management activities. If a bank were prohib-ited from so acting, its shareholder customers would be permitted to remain Fund shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the
Fund might occur and a share     -
holder serviced by such bank might no longer be able to avail himself of any automatic investment or other services then being provided by such bank. The Trustees of the Trust do not expect that shareholders of the Fund would suffer any adverse financial consequences as a result of these occurrences.

 Certain Relationships and Activities. U.S. Trust New York and its affiliates may have deposit, loan and other commercial banking relationships with the is-suers of securities which may be purchased on behalf of the Fund, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. U.S. Trust New York has informed the Trust that, in making investment decisions, it does not obtain or use ma-terial inside information in its possession or in the possession of any of its affiliates. In making investment recommendations, U.S. Trust New York will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of U.S. Trust New York, its parent or its subsidiaries or affiliates. When dealing with its customers, U.S. Trust New York, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any portfolio managed by U.S. Trust New York or any of its affiliates.

                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

 Dividends equal to all or substantially all of the Fund's net investment in-come will be declared daily and paid at least monthly.

 Long-term capital gains, if any, for the Fund will be distributed once a year, usually in December, if the Fund's profits during that year from the sale of securities held for longer than the applicable period exceed losses during such year from the sale of securities together with any net capital losses carried forward from prior years (to the extent not used to offset short-term capital gains). Net short-term capital gains realized during the Fund's fiscal year will also be distributed during such year. The Fund's net income for dividend purposes consists of (i) all accrued income, whether tax-able or tax-exempt, plus discount earned on the Fund's assets, less (ii) amor-tization of premium on such assets, accrued expenses directly attributable to the Fund, and the general expenses or the expenses common to more than one of the Trust's portfolios (e.g., legal, administrative, accounting, and Trustees' fees) prorated to the Fund on the basis of its relative net assets. Dividends and distributions will reduce the net asset value of the Fund by the amount of the dividend or distribution.

 Additional distributions will also be made to shareholders to the extent nec-essary to avoid the application of non-deductible Federal excise taxes on cer-tain undistributed income and net capital gains of mutual funds.

 Investors will receive dividends and distributions in additional Shares of the Fund, unless they have requested in writing (received by CGFSC prior to the payment date) to receive dividends and distributions in cash.

             DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

 The Trust's Trust Instrument permits the Trustees of the Trust to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares into a greater or lesser number of shares without thereby changing the propor-tionate beneficial interests in the Fund. The Trust reserves the right to cre-ate and issue any number of series or classes; investments in each series par-ticipate equally in the earnings, dividends and assets of the particular se-ries only and no other series. Currently, the Trust has eight active series. The active series include: Excelsior Institutional Equity Fund, Excelsior In-stitutional Income Fund, Excelsior Institutional Total Return Bond Fund, Ex-celsior Institutional Bond Index Fund, Excelsior Institutional Balanced Fund,
Excelsior Institutional International Equity Fund, Excelsior Institu     -
tional Value Equity Fund and Excelsior Institutional Optimum Growth Fund.

 Each Share of the Fund represents an interest in the Fund that is proportion-ate with the interest represented by each other Share. Shares have no prefer-ence, preemptive, conversion or similar rights. Shares when issued are fully paid and nonassessable, except as set forth below. Shareholders are entitled to one vote for each Share held on matters on which they are entitled to vote and will vote in the aggregate and not by class or series, except as otherwise expressly required by law. The Trust is not required to and has no current in-tention to hold annual meetings of shareholders, although the Trust will hold special meetings of shareholders when in the judgment of the Board of Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote. Shareholders have the right to remove one or more Trustees of the Trust at a shareholders meeting by vote of two-thirds of the outstanding shares of the Trust. Shareholders also have the right to remove one or more Trustees of the Trust without a meeting by a declaration in writing by a specified number of shareholders. Upon liquidation or dissolution of the Fund, shareholders would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

 The Trust is a business trust organized under the laws of the State of Dela-ware. Under Delaware law, shareholders of Delaware business trusts are enti-tled to the same limitation on personal liability extended to shareholders of private for profit corporations organized under the general corporation law of the State of Delaware; the courts of other states may not apply Delaware law, however, and shareholders may, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust Instrument contains an ex-press disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Fund property for any shareholder held personally liable for the obligations of the Fund solely by reason of his being or having been a shareholder. The Trust In-strument also provides for the maintenance, by or on behalf of the Trust and the Fund, of appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust and the Fund, its share-holders, Trustees, officers, employees and agents, covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law did not apply, inadequate insurance existed and the Fund itself was unable to meet its obligations.

 Shareholders of all series of the Trust will vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series of the Trust could control the outcome of these votes.

 The Fund invests in the Bond Index Portfolio, a series of Federated Portfo-lios, which is a business trust organized under the laws of the Commonwealth of Massachusetts. The interests in Federated Portfolios are divided into sepa-rate series or portfolios (each a "Portfolio" and collectively, the "Portfo-lios"). Investors in each Portfolio of Federated Portfolios will vote sepa-rately or together in the same manner as shareholders of the Trust's series. Federated Portfolios' Declaration of Trust provides that the Fund and other entities investing in the Bond Index Portfolio and the other Portfolios of Federated Portfolios (e.g., other investment companies, insurance company sep-arate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio in which they invest and the overall obliga-tions of Federated Portfolios. However, the Trustees of the Trust believe that the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which neither the Bond Index Portfolio nor the Federated Portfolios were able to meet their obligations.

 As of July 14, 1997, U.S. Trust New York and its affiliates held of record substantially all of the Trust's outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

 For more information regarding the Trustees of the Trust and Federated Port-folios, see "Management of the Trust" in the Statement of Additional Informa-tion.

                            PERFORMANCE INFORMATION

 From time to time, in advertisements, reports to shareholders, or other com-munications to shareholders or prospective investors, the performance of the Fund may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. Performance information includes the Fund's investment results and/or comparisons of its investment results to various unmanaged indices, or results of other mutual funds or investment or savings vehicles. The Fund's investment results as used in such communications are calculated on a "yield" or "total rate of return" basis in the manner set forth below.

 The Trust provides period and annualized "total rates of return" and non-standardized total return data for the Fund. The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period which reflects any change in net asset value per Share and includes the value of any Shares purchased with any dividends or capital gains declared during such period. Period total rates of return may be annualized. An annualized to-tal rate of return is a compounded total rate of return which assumes that the period total rate of return is generated over a one-year period, and that all dividends and capital gains distributions are reinvested in Fund Shares.

 The Trust may provide annualized "yield" quotations for the Fund. The "yield" of the Fund refers to the income generated by an investment in the Fund over a thirty day or one month period. The dates of any such period are identified in all advertise-ments or communications containing yield quotations. Income is then annualized; that is, the amount of income generated by an investment in the Fund over a period is assumed to be generated (or remain constant) over one year and is shown as a percentage of the net asset value on the last day of that year-long period. The Fund may also advertise the "effective yield," which is calculated similarly but, when annualized, income is assumed to be reinvested, thereby making the effective yield slightly higher because of the compounding effect of the assumed reinvestment. See "Performance Information" in the Statement of Additional Information. These methods of calculating "yield" and "total rate of return" are determined by regulations of the SEC.

 Since the Fund's yield and total rate of return quotations are based on his-torical earnings and since such yields and total rates of return fluctuate over time, such quotations should not be considered as an indication or repre-sentation of the future performance of the Fund. Shareholders should remember that performance is generally a function of the kind and quality of the in-struments held in the Fund, Fund maturity, operating expenses, and market con-ditions. Any fees charged by Shareholder Organizations to Customers that have invested in Shares and any charges to institutional investors for asset man-agement and related services will not be included in calculations of perfor-mance. From time to time, Fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc.

                                 MISCELLANEOUS

 Shareholders of record will receive unaudited semi-annual reports and annual reports audited by the Fund's independent auditors.

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

  Complete the Application(s) and mail (regular or overnight) to:

  Excelsior Institutional Trust
  c/o Chase Global Funds Services Company
  P.O. Box 2798
  Boston, MA 02208-2798

  Please enclose with the Application(s) your check made payable to the "Ex-celsior Institutional Trust" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus en-titled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, there is no minimum amount required for an initial or subsequent investment.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of Shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organi-zations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests of $5,000 or more must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application(s).

  If the shares are registered in the name of:

    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*
  * A corporate resolution or appropriate certificate may be required.

TAXPAYER IDENTIFICATION NUMBER:

  Institutional Investors and other entities must provide a tax identification or social security number on the application. Investors who do not supply this information or who have been notified by the Internal Revenue Service that they are subject to backup withholding will be subject to a withholding rate of 31% from all taxable distributions paid to the shareholder.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact your shareholder servicing agent.

                    CHASE GLOBAL FUNDS SERVICES COMPANY       NEW
                    CLIENT SERVICES                           ACCOUNT
    LOGO            P.O. Box 2798                             APPLICATION
                    Boston, MA 02208-2798
                    (800) 909-1989

  -----------------------------------------------------------------------------

  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION
  -----------------------------------------------------------------------------
    [_] Institutional      [_] Trust      [_] Other
                                                   ---------------------
    Note: Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and the date of the trust instrument.

    ------------------------------   -----------------------------
    Name(s) (please print)           Social Security # or Taxpayer
                                     Identification #
    ------------------------------
    Name                             (   )

    ------------------------------   -----------------------------
    Address                          Telephone #

    ------------------------------   [_] U.S. Citizen  [_] Other
    City/State/Zip Code              (specify) ___________________

  -----------------------------------------------------------------------------
    FUND SELECTION MAKE CHECKS PAYABLE TO "EXCELSIOR INSTITUTIONAL TRUST."
  -----------------------------------------------------------------------------

     FUND                           INITIAL INVESTMENT
     [_] Bond Index Fund            $ ___________3107
     [_] Other ______________       $ ___________
     TOTAL INITIAL INVESTMENT:      $ ___________

    NOTE: If investing              A. BY MAIL: Enclosed is a check in the
    by wire, you must               amount of $ _____ payable to "Excelsior
    obtain a Bank Wire              Institutional Trust."
    Control Number. To              B. BY WIRE: A bank wire in the amount
    do so, please call              of $___  has been sent to the Fund from
    (800) 909-1989 and
    ask for the Wire                   ------------------  ---------------
    Desk. ((617) 557-                     Name of Bank      Wire Control
    1755 from Overseas)                                        Number

    CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional
    Shares unless appropriate boxes below are checked:

    All dividends are to be [_] reinvested [_] paid in cash

    All capital gains are to be [_] reinvested [_] paid in cash

  -----------------------------------------------------------------------------
    ACCOUNT PRIVILEGES
  -----------------------------------------------------------------------------

    TELEPHONE EXCHANGE AND        AUTHORITY TO TRANSMIT
    REDEMPTION                    REDEMPTION PROCEEDS TO PRE-
    [_] I/We appoint CGFSC as     DESIGNATED ACCOUNT.
    my/our agent to act upon      I/We hereby authorize CGFSC to
    instructions received by      act upon instructions received
    telephone in order to effect  by telephone to withdraw from
    the telephone exchange and    my/our account in the
    redemption privileges. I/We   Excelsior Institutional Trust
    hereby ratify any             and to wire the amount
    instructions given pursuant   withdrawn to the following
    to this authorization and     commercial bank account.
    agree that Excelsior          Title on Bank Account*_________
    Institutional Trust,          Name of Bank __________________
    Excelsior Funds, CGFSC and    Bank A.B.A. Number ____ Account
    their directors, trustees,    Number ________________________
    officers and employees will   Bank Address __________________
    not be liable for any loss,   City/State/Zip Code ___________
    liability, cost or expense    (attach voided check here)
    for acting upon instructions
    believed to be genuine and    A corporation, trust or
    in accordance with the        partnership must also submit a
    procedures described in the   "Corporate Resolution" (or
    then current prospectus. To   "Certificate of Partnership")
    the extent that Excelsior     indicating the names and
    Institutional Trust or        titles of officers authorized
    Excelsior Funds fail to use   to act on its behalf.
    reasonable procedures as a    * TITLE ON BANK AND FUND
    basis for their belief, they  ACCOUNT MUST BE IDENTICAL.
    or their service contractors
    may be liable for
    instructions that prove to
    be fraudulent or
    unauthorized.

    I/We further acknowledge
    that it is my/our
    responsibility to read a
    copy of the Fund's current
    Prospectus.
    [_] I/We do not wish to have
    the ability to exercise
    telephone redemption and
    exchange privileges. I/We
    further understand that all
    exchange and redemption
    requests must be in writing.

------------------------------------------------------------------
  AGREEMENTS AND SIGNATURES
------------------------------------------------------------------

  By signing this application, I/we hereby certify under penalty of perjury that the information on this application is complete and correct and that as required by Federal law:

  [_] I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ON THIS FORM IS/ARE THE CORRECT TAXPAYER IDENTIFICATION NUMBER(S) AND (2) I/WE ARE NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I/WE ARE SUBJECT TO BACKUP WITHHOLDING, OR THE IRS HAS NOTIFIED ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP WITHHOLDING. (NOTE: IF ANY OR ALL OF PART 2 IS NOT TRUE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.)

  [_] IF NO TAXPAYER IDENTIFICATION NUMBER ("TIN") OR SSN HAS BEEN PROVIDED ABOVE, I/WE HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL SECURITY ADMINISTRATION FOR A TIN OR A SSN, AND I/WE UNDERSTAND THAT IF I/WE DO NOT PROVIDE THIS NUMBER TO CGFSC WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION, OR IF I/WE FAIL TO FURNISH MY/OUR CORRECT SSN OR TIN, I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE PROVIDE THIS NUMBER ON FORM W-9. YOU MAY REQUEST THE FORM BY CALLING CGFSC AT THE NUMBER LISTED ABOVE).

  I/We represent that I am/we are of legal age and capacity to purchase shares indicated of Excelsior Institutional Trust. I/We have received, read and carefully reviewed a copy of the Trust's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Trust nor the Distributor is a bank and that Fund Shares are not deposits or obligations of, or guaranteed or endorsed by U.S. Trust New York, U.S. Trust Connecticut, their parent and affiliates, and the Shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency; and that an investment in the Fund involves investment risks, including possible loss of principal amount invested.

  THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO
  ANY PROVISIONS OF THIS FORM OTHER THAN THE CERTIFICATIONS
  REQUIRED TO AVOID BACKUP WITHHOLDING.

  X ___________________________ Date __________________________
  Owner Signature

  X ___________________________ Date __________________________
  Co-Owner Signature

  Sign exactly as name(s) of registered owner(s) appear(s) above
  (including legal title if signing for a corporation, trust custodial account, etc.).
------------------------------------------------------------------

------------------------------------------------------------------
  FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY
------------------------------------------------------------------

  We hereby submit this application for the purchase of Shares in accordance with the terms of our selling agreement with Edgewood Services, Inc., and with the Prospectus and Statement of Additional Information of the Fund.


  ----------------------------- -------------------------------
  Investment Dealer's Name      Source of Business Code

  ----------------------------- -------------------------------
  Main Office Address           Branch Number

  ----------------------------- -------------------------------
  Representative's Number       Representative's Name

  ----------------------------- -------------------------------
  Branch Address                Telephone

  ----------------------------- -------------------------------
  Investment Dealer's           Title
  Authorized Signature

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
SUMMARY OF EXPENSES........................................................   3
FINANCIAL HIGHLIGHTS.......................................................   5
INVESTMENT OBJECTIVE AND POLICIES..........................................   6
SPECIAL INFORMATION CONCERNING HUB AND SPOKE (R) STRUCTURE ................  15
PRICING OF SHARES..........................................................  16
HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES................................  17
INVESTOR PROGRAMS..........................................................  20
TAX MATTERS................................................................  22
MANAGEMENT OF THE TRUST....................................................  23
DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS..................................  28
DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES.......................  28
PERFORMANCE INFORMATION....................................................  30
MISCELLANEOUS..............................................................  30
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION...................................  31

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S STATEMENT OF ADDI-TIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OF-FERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REP-RESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY EXCELSIOR IN-STITUTIONAL TRUST OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER BY EXCELSIOR INSTITUTIONAL TRUST OR ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

EITBI930

                                      LOGO

                                BOND INDEX FUND

                                   Prospectus

                            September 30, 1997

                                        STATEMENT OF ADDITIONAL INFORMATION

                                                         SEPTEMBER 30, 1997


EXCELSIOR INSTITUTIONAL TRUST

73 TREMONT STREET
BOSTON, MASSACHUSETTS  02108
(617) 557-8000

EXCELSIOR INSTITUTIONAL BOND INDEX FUND

     Excelsior Institutional Trust (the "Trust") is comprised of eight funds. This Statement of Additional Information describes the shares ("Shares") of the Excelsior Institutional Bond Index Fund (the "Fund").

Table of Contents                                                 Page
----------------------------------------------------------------  ----

     Excelsior Institutional Trust                                   2
     Investment Objective, Policies and Restrictions                 2
     Performance Information                                        22
     Determination of Net Asset Value; Valuation of Securities      26
     Additional Purchase, Exchange, and Redemption Information      27
     Management of the Trust                                        28
     Independent Auditors                                           43
     Counsel                                                        43
     Taxation                                                       43
     Description of the Trust; Fund Shares                          46
     Miscellaneous                                                  49
     Financial Statements                                           49
     Appendix A                                                    A-1

     This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Fund's Prospectus as it may be amended from time to time (the "Prospectus"). This Statement of Additional Information should be read only in conjunction with the Prospectus, a copy of which may be obtained by an investor without charge by contacting the Trust at its address shown above or by calling (800) 909-1989. Terms used but not defined herein, which are defined in the Prospectus, are used herein as defined in the Prospectus.

     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                EXCELSIOR INSTITUTIONAL TRUST

          The Trust is an open-end diversified management investment company which was organized as a business trust under the laws of the State of Delaware on April 27, 1994. The shares of the Trust are continuously sold to institutional investors. Shares of the Trust are divided into eight separate series, one of which is described herein. Additional series may be added to the Trust from time to time.

          The Trust seeks to achieve the Fund's investment objective by investing all of the Fund's investable assets in the Bond Index Portfolio, a series of Federated Investment Portfolios (the "Federated Portfolios"). Federated Research Corp. is the investment adviser for the Bond Index Portfolio. The daily management of the security holdings of the Bond Index Portfolio is performed by United States Trust Company of New York ("U.S. Trust New York"), acting as sub-adviser. Because the Fund invests through the Bond Index Portfolio, all references in this Statement of Additional Information to the Fund and the Board of Trustees of the Trust include the Bond Index Portfolio and the Board of Trustees of Federated Portfolios, respectively, except as otherwise noted.

                INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                              INVESTMENT OBJECTIVE

          The investment objective of the Fund is described in the Prospectus. There can, of course, be no assurance that the Fund will achieve its investment objective.

                              INVESTMENT POLICIES

          The following supplements the discussion of the various investments of and techniques employed by the Fund set forth in the Prospectus.

BANK OBLIGATIONS

          Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

          Obligations of foreign branches and subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as certificates of deposit ("Cds") and time deposits ("Tds"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

          Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

          In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

U.S. GOVERNMENT AND AGENCY SECURITIES

          Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

COMMERCIAL PAPER

          Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under an agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

          The Fund may purchase three types of commercial paper, as classified by exemption from registration under the Securities Act of 1933, as amended (the "1933 Act"). The three types include open market, privately placed, and letter of credit commercial paper. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers or directly through the issuers. Individual investor participation in the commercial paper market is very limited.

          OPEN MARKET. "Open market" commercial paper refers to the commercial paper of any industrial, commercial, or financial institution which is openly traded, including directly issued paper. "Open market" paper's 1933 Act exemption is under Section 3(a)(3) which limits the use of proceeds to current transactions, limits maturities to 270 days and requires that the paper contain no provision for automatic rollovers.

          PRIVATELY PLACED. "Privately placed" commercial paper relies on the exemption from registration provided by Section 4(2) of the 1933 Act, which exempts transactions by an issuer not involving any public offering. The commercial paper may only be offered to a limited number of accredited investors. "Privately placed" commercial paper has no maturity restriction and may be considered illiquid. See "Illiquid Securities" below.

          LETTER OF CREDIT. "Letter of credit" commercial paper is exempt from registration under Section 3(a)(2) of the 1933 Act. It is backed by an irrevocable or unconditional commitment by a bank to provide funds for repayment of the notes. Unlike "open market" and "privately placed" commercial paper, "letter of credit" paper has no limitations on purchases.

SECURITIES LENDING

          When the Fund lends its portfolio securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities lent pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur.

VARIABLE RATE AND FLOATING RATE SECURITIES

          The Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are collateralized by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations which are not so rated only if its investment managers determine that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The investment managers will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations held by the Fund. The Fund will not invest more than 15% of the value of its net assets in floating or variable rate demand obligations as to which it cannot exercise the demand feature on not more than seven days' notice if there is no secondary market available for these obligations, and in other securities that are deemed illiquid. See "Investment Restrictions" below.

PARTICIPATION INTERESTS

          The Fund may purchase from financial institutions participation interests in securities in which the Fund may invest. A participation interest gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, the investment managers must have determined that the instrument is of comparable quality to those instruments in which the Fund may invest. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio. The Fund will not invest more than 15% of its net assets in participation interests that do not have this demand feature, and in other securities that are deemed illiquid. Currently, the Fund does not intend to invest more than 5% of its net assets in participation interests during the current year. See "Investment Restrictions" below.

ILLIQUID SECURITIES

          Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them which, if possible at all, would result in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

          In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

          The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.

          The investment managers will monitor the liquidity of Rule 144A securities for the Fund under the supervision of the Board of Trustees. In reaching liquidity decisions, the investment managers will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security, (2) the number of dealers and other potential purchasers wishing to purchase or sell the security, (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

UNSECURED PROMISSORY NOTES

          The Fund may also purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the 1933 Act, provided such investments are consistent with the Fund's investment objective and policies. The Fund will invest no more than 15% of its net assets in such Notes and in other securities that are not readily marketable (which securities would include floating and variable rate demand obligations as to which the Fund cannot exercise the demand feature described above and as to which there is no secondary market). Currently, the Fund does not intend to invest any of its assets in unsecured promissory notes during the coming year. See "Investment Restrictions" below.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

          Repurchase agreements are agreements by which a person purchases a security and simultaneously commits to resell that security to the seller (which is usually a member bank of the Federal Reserve System or a member firm of the New York Stock Exchange (or a subsidiary thereof)) at an agreed-upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed-upon price, which obligation is in effect secured by the value of the underlying security, usually U.S. Government or government agency issues. Under the Investment Company Act of 1940, as amended (the "1940 Act"), repurchase agreements may be considered to be loans by the buyer. The Fund's risk is limited to the ability of the seller to pay the agreed upon amount on the delivery date. If the seller defaults, the underlying security constitutes collateral for the seller's obligation to pay although the Fund may incur certain costs in liquidating this collateral and in certain cases may not be permitted to liquidate this collateral. All repurchase agreements entered into by the Fund are fully collateralized, with such collateral being marked to market daily.

          The Fund may borrow funds for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. One means of borrowing is by agreeing to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). At the time the Fund enters into a reverse repurchase agreement it will place in a segregated custodial account cash or other liquid assets having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities.

GUARANTEED INVESTMENT CONTRACTS

          The Fund may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund guaranteed interest. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expenses and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. Because the Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment and, together with other instruments in the Fund which are deemed illiquid, will not exceed 15% of the Fund's net assets. The term of a GIC will be 13 months or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the guaranteed interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand. Currently, the Fund intends to invest 5% or less of its net assets in GICs during the current year.

WHEN-ISSUED SECURITIES

          The Fund may purchase securities on a "when-issued" or on a "forward delivery" basis. It is expected that, under normal circumstances, the Fund would take delivery of such securities. Prior to committing to the purchase of a security on a when-issued or on a forward delivery basis, the Fund will establish procedures consistent with the relevant policies of the SEC. Those policies currently recommend that an amount of the Fund's assets equal to the amount of the purchase commitment be held aside or segregated to be used to pay for the commitment. Therefore, the Fund expects always to have liquid assets sufficient to cover any purchase commitments or to limit any potential risk. Although the Fund does not intend to make such purchases for speculative purposes and intends to adhere to SEC policies, purchases of securities on a when issued or forward delivery basis may involve additional risks than other types of securities purchases. For example, the Fund may have to sell assets which have been set aside in order to meet redemptions. Also, if the Fund determines it is advisable as a matter of investment strategy to sell the when-issued or forward delivery securities, the Fund would be required to meet its obligations from its then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the when-issued or forward delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

          When the Fund engages in when-issued or forward delivery transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

ZERO COUPON OBLIGATIONS

          The Fund may acquire zero coupon obligations when consistent with its investment objective and policies. Such obligations have greater price volatility than coupon obligations and will not result in payment of interest until maturity. Since interest income is accrued throughout the term of the zero coupon obligation but is not actually received until maturity, the Fund, which is required for tax purposes to distribute to its shareholders a certain percentage of its income, may have to sell other securities to distribute the income prior to maturity of the zero coupon obligation.

ASSET-BACKED SECURITIES

          The Fund may invest in asset-backed securities including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases, or home equity loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

          The credit characteristics of asset-backed securities differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

          Credit card receivables are generally unsecured and debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivable to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

          General.  The successful use of such instruments by the Fund may
          -------
depend in part upon the investment managers' skill and experience with respect to such instruments. Should interest or exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities will not be perfect and could produce unanticipated losses.

          Futures Contracts.  The Fund may enter into contracts for the purchase
          -----------------
or sale for future delivery of securities, or contracts based on financial indices. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Fund may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. The Fund may also enter into futures contracts which are based on fixed income securities issued by entities other than the U.S. Government, including corporate debt securities, or contracts based on financial indices including any index of U.S. Government securities, or corporate debt securities.

          Purchases or sales of stock index futures contracts are used to attempt to protect the Fund's current or intended stock investments from broad fluctuations in stock prices. For example, the Fund may sell stock index futures contracts in anticipation of or during a decline in the market value of the Fund's securities. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When the Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the futures position, but under unusual market conditions, a long futures position may be terminated without a related purchase of securities.

          At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.

          At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written.

          Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.

          The purpose of the acquisition or sale of a futures contract, in the case where the Fund holds or intends to acquire fixed-income securities, is to attempt to protect the Fund from fluctuations in interest rates without actually buying or selling fixed-income securities. For example, if interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt security in the Fund would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.

          Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market. To the extent the Fund enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Fund's obligations with respect to such futures contracts will consist of cash or other liquid assets from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contracts.

          The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the investment managers may still not result in a successful transaction.

          In addition, futures contracts entail risks. Although the investment managers believe that use of such contracts will benefit the Fund, if the judgment of the investment managers about the general direction of interest rates is incorrect, the Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if the Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held by it and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell debt securities to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Options on Futures Contracts.  The Fund may purchase and write options
          ----------------------------
on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Fund is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

          The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

          The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.

          The amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

          The Board of Trustees has adopted the requirement that futures contracts and options on futures contracts be used either (i) as a hedge without regard to any quantitative limitation, or (ii) for other purposes to the extent that immediately thereafter the aggregate amount of initial margin deposits on all (non-hedge) futures contracts of the Fund and premiums paid on outstanding (non-hedge) options on futures contracts owned by the Fund does not exceed 5% of the market value of the net assets of the Fund. In addition, the aggregate market value of the outstanding futures contracts purchased by the Fund may not exceed 50% of the market value of the total assets of the Fund. Neither of these restrictions will be changed by the Board of Trustees without considering the policies and concerns of the various applicable federal and state regulatory agencies.

OPTIONS ON SECURITIES

          The Fund may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options"). However, the Fund may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Fund.

          When the Fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price.
By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

          When the Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the specified exercise price at any time during the option period. If the option expires unexercised, the Fund will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Fund has no control, the Fund must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Fund will only write put options involving securities for which a determination is made at the time the option is written that the Fund wishes to acquire the securities at the exercise price.

          The Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." Where the Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

          When the Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the closing bid price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated.
If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Fund.

          The Fund may purchase call and put options on any securities in which it may invest. The Fund would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Fund would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

          The Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell a security, which may or may not be held in the Fund's portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options also may be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which the Fund does not own. The Fund would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

          The Fund has adopted certain other non-fundamental policies concerning option transactions which are discussed below. The Fund's activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for its qualification as a regulated investment company.

          The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

          The Fund may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. Government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Fund will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The investment managers will monitor the creditworthiness of dealers with whom the Fund enters into such options transactions, under the general supervision of the Board of Trustees.

OPTIONS ON SECURITIES INDICES

          In addition to options on securities, the Fund may also purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities."

          Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Fund generally will only purchase or write such an option if its investment managers believe the option can be closed out.

          Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless its investment managers believe the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

          Price movements in the Fund's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the investment managers may be forced to liquidate portfolio securities to meet the Fund's settlement obligations.

SHORT SALES "AGAINST THE BOX"

          In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box."

          In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Fund engages in a short sale, the collateral for the short position will be maintained by its custodian or qualified sub-custodian. While the short sale is open, the Fund maintains in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Fund's long position.

          The Fund will not engage in short sales against the box for investment purposes. The Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes or for purposes of satisfying certain tests applicable to regulated investment companies under the Code. In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced depends upon the amount of the security sold short relative to the amount the Fund owns. There are certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

          As a non-fundamental operating policy, not more than 40% of the Fund's total assets would be involved in short sales against the box.

CERTAIN OTHER OBLIGATIONS

          In order to allow for investments in new instruments that may be created in the future, upon the Trust supplementing the Fund's Prospectus, the Fund may invest in obligations other than those listed previously, provided such investments are consistent with the Fund's investment objective, policies and restrictions.

RATING SERVICES

          Ratings represent the opinions of rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the investment managers also make their own evaluations of these securities, subject to review by the Board of Trustees. After purchase by the Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event would require the Fund to dispose of the obligation, but the investment managers will consider such an event in their determination of whether the Fund should continue to hold the obligation. A description of the ratings used herein and in the Fund's Prospectus is set forth in the Appendix to this Statement of Additional Information.

          Except as stated otherwise, all investment policies and restrictions described herein are non-fundamental, and may be changed without prior shareholder approval.

                            INVESTMENT RESTRICTIONS

          The following investment restrictions are "fundamental policies" of the Fund and may not be changed without the approval of a "majority of the outstanding voting securities" of the Fund. "Majority of the outstanding voting securities" under the 1940 Act and as used in this Statement of Additional Information and the Prospectus means the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund.

          Shareholders of the Fund, which invests through the Bond Index Portfolio, should be aware that the fundamental policies of the Bond Index Portfolio may not be changed without the approval of a "majority of the outstanding voting securities" of such Portfolio, i.e., the holders of the beneficial interests of the Portfolio. Whenever the Trust is requested to vote on a fundamental policy of the Bond Index Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders.

          With respect to each fundamental investment restriction and each non-fundamental investment policy listed below, if a percentage restriction (other than a restriction as to borrowing) or a rating restriction on investment or utilization of assets is adhered to at the time an investment is made or assets are so utilized, a later change in such percentage resulting from changes in the Fund's total assets or the value of the Fund's securities, or a later change in the rating of a portfolio security, will not be considered a violation of the relevant restriction or policy.

          As a matter of fundamental policy, the Fund may not (except that no investment restriction of the Fund shall prevent the Fund from investing all of its investable assets in an open-end management investment company with substantially the same investment objective and policies as the Fund):

          (1) borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's assets (including such borrowing) less liabilities (not including such borrowing), it may borrow money, enter into reverse repurchase agreements, and purchase when-issued securities, and except that it may pledge, mortgage or hypothecate its assets to secure such borrowings, reverse repurchase agreements, or when-issued securities, provided that collateral arrangements with respect to options and futures, including deposits of initial margin and variation margin, are not considered a pledge of assets for purposes of this restriction, and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute. The Fund will not purchase securities while borrowings exceed 5% of the Fund's total assets;

          (2) underwrite securities issued by other persons except insofar as the Trust or the Fund may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

          (3) make loans to other persons except (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value), (b) through the use of repurchase agreements or the purchase of short-term obligations, or (c) by purchasing debt securities of types distributed publicly or privately;

          (4) purchase or sell real estate (including limited partnership interests in partnerships substantially all of whose assets consist of real estate but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (the Trust may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities);

          (5) invest 25% or more of its assets in any one industry (excluding U.S. Government securities), unless the bonds issued by companies in a single industry were to comprise 25% or more of Lehman Brothers Aggregate Bond Index, in which case the Fund will invest 25% or more of its assets in that industry; or

          (6) issue any senior security (as that term is defined in the 1940
Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

          Non-Fundamental Restrictions.  The Fund will not as a matter of
          ----------------------------
operating policy (except that no operating policy shall prevent the Fund from investing all of its investable assets in an open-end investment company with substantially the same investment objective and policies as the Fund):

     (i) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

    (ii) invest for the purpose of exercising control or management;

   (iii) purchase securities of any investment company if such purchase at the time thereof would cause (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund;

    (iv) purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction; or

     (v) enter into repurchase agreements providing for settlement in more than seven days after notice, or purchase securities which are not readily marketable, if, in the aggregate, more than 15% of its net assets would be so invested.

     Policies (i) through (v) may be changed by the Board of Trustees of the Trust without shareholder approval.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     Except as may be required to ensure satisfaction of certain tests applicable to regulated investment companies under the Code, portfolio changes are made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. The Fund may engage in short-term trading to achieve its investment objective. Portfolio turnover may vary greatly from year to year as well as within a particular year. The Fund's portfolio turnover rate may also be affected by cash requirements for redemptions of shares and by regulatory provisions which enable the Fund to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. Portfolio trading is engaged in for the Fund if the investment managers believe that a transaction net of costs (including custodian charges) will help achieve the Fund's investment objective.

     The Fund's purchase and sales of securities may be principal transactions, that is, securities may be purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases and, therefore, the Fund does not anticipate paying brokerage commissions in such transactions. Purchases and sales of the Fund's portfolio securities will usually be principal transactions without brokerage commissions. Any transactions for which the Fund pays a brokerage commission will be effected at the best price and execution available.
Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and the asked price.

     Allocations of transactions, including their frequency, to various dealers is determined by the investment managers in their best judgment and in a manner deemed to be in the best interest of the investors in the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

     The Advisory and Sub-Advisory Agreements with respect to the Bond Index Portfolio provide that, in executing portfolio transactions and selecting brokers or dealers, the investment managers will seek to obtain the best net price and the most favorable execution. The investment managers shall consider factors they deem relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

     In addition, the Advisory and Sub-Advisory Agreements authorize the investment managers, to the extent permitted by law and subject to the review of the Board of Trustees of Federated Portfolios, to cause the Bond Index Portfolio to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the investment managers determine in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the investment managers to the accounts as to which they exercise investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy. Such services might also include reports on global, regional, and country-by-country prospects for economic growth, anticipated levels of inflation, prevailing and expected interest rates, and the outlook for currency relationships.

     Supplementary research information so received is in addition to and not in lieu of services required to be performed by the investment managers and does not reduce the investment advisory fees (if any) payable by the Bond Index Portfolio. Such information may be useful to the investment managers in serving the Bond Index Portfolio and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the investment managers in carrying out their obligations to the Bond Index Portfolio.

     Investment decisions for the Bond Index Portfolio will be made independently from those for any other account or investment company that is or may in the future become managed by the investment managers or any of their affiliates. If, however, the Bond Index Portfolio and other investment companies or accounts managed by the same investment manager are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Bond Index Portfolio or the size of the position obtainable for the Portfolio. In addition, when purchases or sales of the same security for the Bond Index Portfolio and for other investment companies managed by the same investment manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales. Furthermore, in certain circumstances affiliates of the investment managers whose investment portfolios are managed internally, rather than by the investment managers, might seek to purchase or sell the same type of investments at the same time as the Bond Index Portfolio. Such an event might also adversely affect the Bond Index Portfolio.

     For the fiscal years ended May 31, 1997 and 1996, and for the period from July 11, 1994 (commencement of operations) to May 31, 1995, the Bond Index Portfolio paid no brokerage commissions./1/


/1/ The brokerage commissions paid include those paid by the Bond Market Portfolio of the St. James Portfolios, the portfolio in which the Bond Index Fund invested all of its investable assets prior to January 2, 1996.

     The Trust (or Federated Portfolios) is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund (or the Bond Index Portfolio) as of the close of the most recent fiscal year. As of May 31, 1997, the Bond Index Portfolio owned approximately $262,840 of debt securities of Lehman Brothers, Inc., one of the Portfolio's regular brokers that derives more than 15% of gross revenues from securities-related activities.


                            PERFORMANCE INFORMATION

                        STANDARD PERFORMANCE INFORMATION

     From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

     YIELD. The Fund may quote the standardized effective 30-day (or one month) yield for its Shares, calculated in accordance with the method prescribed by the SEC for mutual funds. Such yield will be calculated for the Fund's Shares according to the following formula:

         Yield = 2 (ab/cd + 1)/6/

Where:    a = dividends and interest earned during the period.

          b = expenses accrued for the period (net of reimbursements).

          c = average daily number of shares outstanding that were entitled to receive dividends.

          d = maximum offering price per share on the last day of the period.

     For the purpose of determining interest earned during the period (variable "a" in the formula), the Fund computes the yield to maturity of any debt obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360, and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. Also, the maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. The Fund calculates interest gained on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.

     Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the maximum offering price per share (variable "d" in the formula).

     For the 30-day period ended May 31, 1997, the standardized effective yield for the Fund was 7.09%.

     TOTAL RETURN. The Fund's "average annual total return" may be quoted, and such return is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

          T = [(ERV/P)/1/n/ - 1]

Where:    T =     average annual total return.

          ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or a fractional portion thereof).

          P =     hypothetical initial payment of $1,000.

          n =     period covered by the computation, expressed in years.

     The calculation is made assuming that (1) all dividends and capital gains distributions are reinvested on the reinvestment dates at the price per Share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

     Based on the foregoing calculations, the Fund's average annual total returns for the fiscal year ended May 31, 1997 and for the period from July 11, 1994 (commencement of operations) to May 31, 1997 were 8.04% and 8.00%, respectively.

     PERFORMANCE RESULTS. Any yield or total return quotation provided for the Fund should not be considered as representative of the performance of the Fund in the future since the net asset value of Shares of the Fund will vary based not only on the type, quality and maturities of the securities held by it, but also on changes in the current value of such securities and on changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate yields and total return should be considered when comparing the yield and total return of the Fund to yields and total rates of return published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

     DISTRIBUTION RATE. The Fund may also quote its distribution rate. Distribution rate is calculated by annualizing the per Share distribution for the most recent calendar month and dividing such annualized distribution by the net asset value per Share on the last day of such month. The distribution rate of the Fund will not be used in advertising unless accompanied by standard performance measures.

                         COMPARISON OF FUND PERFORMANCE

     Comparisons of non-standardized performance measures of various investments are valid only if performance is calculated in the same manner for each measure in the comparison. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing the performance of the Fund with performance quoted with respect to other investment companies or types of investments.

     In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. The Fund may invest in some instruments not eligible for inclusion in such an index, and may be prohibited from investing in some instruments included in this index. Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Fund's performance information may include, but are not limited to, the following:

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S.
-------------------------
mutual funds investing internationally.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that
--------
periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the
-------------
performance rankings and ratings of a variety of mutual funds investing abroad.

Changing Times, The Kiplinger Magazine, a monthly investment advisory
--------------------------------------
publication that periodically features the performance of a variety of securities.

Consumer Digest, a monthly business/financial magazine that includes a "Money
---------------
Watch" section featuring financial news.

Donoghue's Money Fund Report, a weekly publication of the Donoghue Organization,
----------------------------
Inc., of Holliston, Massachusetts, reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically "Donoghue's Money Fund Average" and "Donoghue's Government Money Fund Average."

Financial Times, Europe's business newspaper, which features from time to time
---------------
articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market
---------------
Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the
------
performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance
-------
of a variety of mutual funds.

Investor's Daily, a daily newspaper that features financial, economic and
----------------
business news.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly
-------------------------------------------------------------------
publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds
-----
and the mutual fund industry as a whole.

New York Times, a nationally distributed newspaper which regularly covers
--------------
financial news.

Personal Investing News, a monthly news publication that often reports on
-----------------------
investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a
-----------------
"Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Success, a monthly magazine targeted to the world of entrepreneurs and growing
-------
business, often featuring mutual fund performance data.

U.S. News and World Report, a national business weekly that periodically reports
--------------------------
mutual fund performance data.

Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly
-------------------
covers financial news.

Weisenberger Investment Companies Services, an annual compendium of information
------------------------------------------
about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

Working Women, a monthly publication that features a "Financial Workshop"
-------------
section reporting on the mutual fund/financial industry.

World Investor, a European publication that periodically reviews the performance
--------------
of U.S. mutual funds investing internationally.

           DETERMINATION OF NET ASSET VALUE; VALUATION OF SECURITIES

     The Trust determines the net asset value of the Fund's Shares each day both the Fund and the New York Stock Exchange (the "NYSE") are open for business (a "Business Day"). As a result, the Fund will normally determine its net asset value every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. Daily determinations of the Fund's net asset value are made at 4:00 p.m. (Eastern time) by dividing the Fund's total assets less all of its liabilities, by the Fund's total number of Shares outstanding at the time the determination is made. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order deemed to be in good order. See "How To Purchase, Exchange and Redeem Shares" in the Prospectus.

     Portfolio securities are valued on the basis of market quotations when they are readily available. The Fund values mortgage-backed and other debt securities for which market quotations are not readily available at their fair value as determined in good faith, utilizing procedures approved by the Board of Trustees, on the basis of valuations provided either by dealers or a pricing service. Absent unusual circumstances, debt securities having a remaining maturity of sixty days or less when purchased, and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less, are valued at cost adjusted for amortization of premiums and accretion of discounts.

     Interest rate futures contracts held by the Fund are valued on the basis of closing market quotations, which are normally available daily. When market quotations are not readily available, the fair value of these contracts will be determined in good faith utilizing procedures approved by the Board of Trustees.

     A determination of value used in calculating net asset value must be a fair value determination made in good faith utilizing procedures approved by the Board of Trustees. While no single standard for determining fair value exists, as a general rule, the current fair value of a security would appear to be the amount which the Fund could expect to receive upon its current sale. Some, but not necessarily all, of the general factors which may be considered in determining fair value include: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold. Without limiting or including all of the specific factors which may be considered in determining fair value, some of the specific factors include: type of security, financial statements of the issuer, cost at date of purchase, size of holding, discount from market value, value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the securities, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

     The Fund, as an investor in the Federated Portfolios, may add to or reduce its investment in the Bond Index Portfolio on each Business Day. As of 4:00 p.m. (Eastern time) on each such day, the value of each investor's beneficial interest in the Bond Index Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Bond Index Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in that Portfolio as of 4:00 p.m. on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m. on such day plus or minus, as the case may be, the amount of the net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m. on the following Business Day (as adjusted for any additions or reductions which are to be effected on that following Business Day).

           ADDITIONAL PURCHASE, EXCHANGE, AND REDEMPTION INFORMATION

     Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"). As described in the Prospectus, Shares are offered to institutional investors ("Institutional Investors"). Shares may be purchased directly from the Distributor or through Shareholder Organizations. Different types of Customer accounts at certain Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

     As stated in the Prospectus, no sales charge is imposed by the Trust on the purchase of Shares or reinvestment of dividends or distributions. Additionally, the Trust does not currently charge any fees for the exchange of Shares pursuant to the exchange program described in the Prospectus.

     Shareholders should be aware, however, that certain Shareholder Organizations may charge a Customer's account fees for exchange orders and other cash management services provided. Customers should contact their Shareholder Organization directly for further information.

     The Trust may suspend the right of redemption or postpone the date of payment for Shares for more than 7 days during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

     In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of the Fund's portfolio securities.

                            OTHER INVESTOR PROGRAMS

     As described in the Prospectus, Shares of the Fund may be purchased in connection with certain Retirement Programs. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such programs directly from their Shareholder Organizations.

                            MANAGEMENT OF THE TRUST

                       TRUSTEES AND OFFICERS OF THE TRUST

Trustees and Officers
---------------------

     The Trustees and officers of the Trust, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

                             Position              Principal Occupation
                             with the              During Past 5 Years and
Name and Address             Trust                 Other Affiliations
----------------             -------               -----------------------

Frederick S. Wonham*         Chairman of the        Retired; Director of

* This Trustee is considered to be an "interested person" of the Trust as defined in the 1940 Act.

                             Position              Principal Occupation
                             with the              During Past 5 Years and
Name and Address             Trust                 Other Affiliations
----------------             -------               -----------------------

238 June Road                Board, President and   Excelsior Funds, Inc. and
Stamford, CT  06903          Treasurer              Excelsior Tax-Exempt Funds,
Age: 66                                             Inc. (since 1995); Trustee
                                                    of Excelsior Funds and the
                                                    Trust (since 1995); Vice
                                                    Chairman of U.S. Trust
                                                    Corporation and U.S. Trust
                                                    New York (from February 1990
                                                    until September 1995); and
                                                    Chairman, U.S. Trust
                                                    Connecticut (from March 1993
                                                    to May 1997).


Alfred C. Tannachion*        Trustee                Retired; Director of
6549 Pine Meadows Drive                             Excelsior Funds, Inc. and
Spring Hill, FL  34606                              Excelsior Tax-Exempt Funds,
Age 71                                              Inc. (since 1985); Chairman
                                                    of the Board, President and
                                                    Treasurer of UST Master
                                                    Variable Series, Inc. (from
                                                    1994 to June 1997); and
                                                    Trustee of the Trust (since
                                                    1995).

Donald L. Campbell           Trustee                Retired; Director of
333 East 69th Street                                Excelsior Funds, Inc. and
Apt. 10-H                                           Excelsior Tax-Exempt Funds,
New York, NY 10021                                  Inc. (Since 1984); Director
Age: 71                                             of UST Master Variable
                                                    Series, Inc. (from 1994 to
                                                    June 1997); Trustee of the
                                                    Trust (since 1995); and
                                                    Director, Royal Life
                                                    Insurance Co. of New York
                                                    (since 1991).

Rodman L. Drake              Trustee                Trustee, Excelsior Funds and
485 Park Avenue                                     the Trust (since 1994);
New York, NY  10022                                 Director of Excelsior Funds,
Age: 54                                             Inc. and Excelsior Tax-
                                                    Exempt Funds, Inc. (since
                                                    December 1996); Director,
                                                    Parsons Brinkerhoff Energy
                                                    Services Inc.

-----------

* This Trustee is considered to be an "interested person" of the Trust as defined in the 1940 Act.

                             Position              Principal Occupation
                             with the              During Past 5 Years and
Name and Address             Trust                 Other Affiliations
----------------             -------               -----------------------

                                                    (since 1996); Director,
                                                    Parsons Brinkerhoff, Inc.
                                                    (engineering firm) (since
                                                    1995); President, Mandrake
                                                    Group (investment and
                                                    consulting firm) (since
                                                    1994); Director, Hyperion
                                                    Total Return Fund, Inc. and
                                                    four other funds for which
                                                    Hyperion Capital Management,
                                                    Inc. serves as investment
                                                    adviser (since 1991); Co-
                                                    Chairman, KMR Power
                                                    Corporation (power plants)
                                                    (from 1993 to 1996);
                                                    Director, The Latin American
                                                    Growth Fund (since 1993);
                                                    Member of Advisory Board,
                                                    Argentina Private Equity
                                                    Fund L.P. (from 1992 to
                                                    1996) and Garantia L.P
                                                    (Brazil) (from 1993 to
                                                    1996); and Director, Mueller
                                                    Industries, Inc (from 1992
                                                    to 1994).

Joseph H. Dugan              Trustee                Retired; Director of
913 Franklin Lakes Road                             Excelsior Funds, Inc. and
Franklin Lakes, NJ  07417                           Excelsior Tax-Exempt Funds,
Age: 72                                             Inc. (since 1984); Director
                                                    of UST Master Variable
                                                    Series, Inc. (from 1994 to
                                                    June 1997); and Trustee of
                                                    the Trust (since 1995).

Wolfe J. Frankl              Trustee                Retired; Director of
2320 Cumberland Road                                Excelsior Funds, Inc. and
Charlottesville, VA 22901                           Excelsior Tax-Exempt Funds,
Age: 76                                             Inc. (since 1986); Director
                                                    of UST Master Variable
                                                    Series, Inc. (from 1994 to
                                                    June 1997); Trustee of the
                                                    Trust (since 1995);
                                                    Director, Deutsche Bank
                                                    Financial, Inc. (since
                                                    1989); Director, The Harbus
                                                    Corporation (since 1951);
                                                    and Trustee, HSBC Funds
                                                    Trust and HSBC Mutual Funds
                                                    Trust (since 1988).

                             Position              Principal Occupation
                             with the              During Past 5 Years and
Name and Address             Trust                 Other Affiliations
----------------             -------               -----------------------

W. Walker McDowell, Jr.      Trustee                Director of Excelsior Funds,
c/o Prospect Capital                                Inc. and Excelsior Tax-
   Corp.                                            Exempt Funds, Inc. (since
43 Arch Street                                      1996); Trustee of Excelsior
Greenwich, CT  06830                                Funds and the Trust (since
Age: 60                                             1994); Private Investor
                                                    (since 1994); Managing
                                                    Director, Morgan Lewis
                                                    Githens & Ahn (from 1991 to
                                                    1994); and Director, U.S.
                                                    Homecare Corporation (since
                                                    1992), Grossmans, Inc. (from
                                                    1993 to 1996), Children's
                                                    Discovery Centers (since
                                                    1984), ITI Technologies,
                                                    Inc. (since 1992) and Jack
                                                    Morton Productions (since
                                                    1987).

Jonathan Piel                Trustee                Director of Excelsior Funds,
558 E. 87th Street                                  Inc. and Excelsior Tax-
New York, NY  10128                                 Exempt Funds, Inc. (since
Age:  58                                            1996); Trustee of Excelsior
                                                    Funds and the Trust (since
                                                    1994); Vice President and
                                                    Editor, Scientific American,
                                                    Inc. (from 1986 to 1994);
                                                    Director, Group for The
                                                    South Fork, Bridgehampton,
                                                    New York (since 1993); and
                                                    Member, Advisory Committee,
                                                    Knight Journalism
                                                    Fellowships, Massachusetts
                                                    Institute of Technology
                                                    (since 1984).

Robert A. Robinson           Trustee                Director of Excelsior Funds,
Church Pension Fund                                 Inc. and Excelsior Tax-
800 Second Avenue                                   Exempt Funds, Inc. (since
New York, NY  10017                                 1987); Director of UST
Age: 71                                             Master Variable Series, Inc.
                                                    (from 1994 to June 1997);
                                                    Trustee of the Trust (since
                                                    1995); President Emeritus,
                                                    The Church Pension Fund and
                                                    its affiliated companies
                                                    (since 1966); Trustee, H.B.
                                                    and F.H. Bugher Foundation
                                                    and Director of its wholly
                                                    owned subsidiaries --
                                                    Rosiclear Lead and Flourspar
                                                    Mining Co. and The Pigmy
                                                    Corporation

                             Position              Principal Occupation
                             with the              During Past 5 Years and
Name and Address             Trust                 Other Affiliations
----------------             -------               -----------------------

                                                    (since 1984); Director,
                                                    Morehouse Publishing Co.
                                                    (since 1974); Trustee, HSBC
                                                    Funds Trust and HSBC Mutual
                                                    Funds Trust (since 1982);
                                                    and Director, Infinity
                                                    Funds, Inc. (since 1995).

W. Bruce McConnel, III       Secretary              Partner of the law firm of
Philadelphia National                               Drinker Biddle & Reath LLP.
 Bank Building
1345 Chestnut Street
Philadelphia, PA 19107
Age: 54

Gregory Sackos               Assistant              Second Vice President,
Chase Global Funds           Secretary              Senior Manager of Blue Sky
 Services Company                                   Compliance and Financial
73 Tremont Street                                   Reporting, Chase Global
Boston, MA  02108-3913                              Funds Services Company
Age: 32                                             (March 1997 to present);
                                                    Second Vice President,
                                                    Senior Manager of Financial
                                                    Reporting, Chase Global
                                                    Funds Services Company
                                                    (September 1996 to March
                                                    1997); and Assistant Vice
                                                    President, Assistant Manager
                                                    of Financial Reporting,
                                                    Scudder, Stevens & Clark
                                                    Inc. (October 1992 to
                                                    September 1996).

John M. Corcoran             Assistant              Vice President, Director of
Chase Global Funds           Treasurer              Administration Client Group,
  Services Company                                  Chase Global Funds Services
73 Tremont Street                                   Company (since July 1996);
Boston, MA  02108-3913                              Second Vice President,
Age: 32                                             Manager of Administration,
                                                    Chase Global Funds Services
                                                    Company (from October 1993
                                                    to July 1996); and Audit
                                                    Manager, Ernst & Young LLP
                                                    (from August 1987 to
                                                    September 1993).

  Each Trustee is paid an annual fee as follows for serving as Trustee of the Trust, and is reimbursed for expenses incurred in connection with service as a Trustee. The compensation paid to the Trustees for the fiscal year ended May 31, 1997 is set forth below. The Trustees may hold various other directorships unrelated to the Fund.



                                            PENSION OR                        TOTAL
                                            RETIREMENT                     COMPENSATION
                                             BENEFITS                        FROM THE
                                             ACCRUED AS    ESTIMATED        TRUST AND
                              AGGREGATE      PART OF        ANNUAL             FUND
                            COMPENSATION      TRUST        BENEFITS UPON   COMPLEX* PAID
                           FROM THE TRUST    EXPENSES     RETIREMENT        TO TRUSTEES
                           ---------------  ------------  --------------   -------------
Frederick S. Wonham***              $5,000     None         None           (4)**$35,000
Rodman L. Drake****                 $4,750     None         None           (4)**$34,750
W. Wallace McDowell****             $4,750     None         None           (4)**$31,750
Jonathan Piel****                   $5,000     None         None           (4)**$35,000
Alfred Tannachion***                $5,000     None         None           (4)**$45,000
Donald L. Campbell                  $4,750     None         None           (4)**$31,750
Joseph C. Dugan                     $5,000     None         None           (4)**$35,000
Wolfe J. Frankl                     $5,000     None         None           (4)**$35,000
Robert A. Robinson                  $5,000     None         None           (4)**$35,000

-----------------------------

   * The "Fund Complex" consists of the Trust, Excelsior Funds, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and UST Master Variable Series, Inc. The Trust has no pension plan.

  ** Number of investment companies in the Fund Complex for which trustee served as director or trustee.

  *** Mr. Tannachion served as the Trust's Chairman of the Board, President and Treasurer until February 13, 1997. On that date, Mr. Wonham was elected to serve as the Trust's Chairman of the Board, President and Treasurer.

  **** Messrs. Drake, McDowell and Piel were elected to the Board of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. on December 9, 1996.


               TRUSTEES AND OFFICERS OF THE FEDERATED PORTFOLIOS

  The Trustees and officers of the Federated Portfolios, their dates of birth and principal occupations during the past five years are set forth below. Their titles may have varied during that period.

  TRUSTEES
  --------

  JOHN F. DONAHUE/1,2/ -- Chairman of the Board and Trustee of Federated Portfolios; Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of investment companies for which subsidiaries of Federated Investors serve as investment adviser, administrator and/or distributor (the "Federated Fund Complex"). Mr. Donahue is the father of J. Christopher Donahue, Trustee and President of Federated Portfolios. His date of birth is July 28, 1924. His address is Federated Investors Tower, Pittsburgh, PA.

  THOMAS G. BIGLEY -- Chairman of the Board, Children's Hospital of Pittsburgh; Director or Trustee of investment companies within the Federated Fund Complex; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh. His date of birth is February 3, 1934 His address is 15 Old Timber Trail, Pittsburgh, PA.

  JOHN T. CONROY, JR. -- President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; Director or Trustee of investment companies within the Federated Fund Complex; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation. His date of birth is June 23, 1937. His address is Wood/IPC Commercial Department, John R. Wood and Associates, Inc., Realtors, 3255 Tamiami Trail North, Naples, FL.

  WILLIAM J. COPELAND -- Director and Member of the Executive Committee, Michael Baker, Inc; Director or Trustee of investment companies within the Federated Fund Complex; formerly, Vice Chairman and Director, PNC Bank, N.A. and PNC Bank Corp.; Director, Ryan Homes, Inc. His date of birth is July 4, 1918. His address is One PNC Plaza, 23rd Floor, Pittsburgh, PA.

  J. CHRISTOPHER DONAHUE/1/ -- President and Trustee, Federated Portfolios; President and Trustee, Federated Investors, Federated Advisers, Federated Management and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company and Federated Shareholder Services; Director, Federated Services Company and Federated Administrative Services, Inc.; President or Executive Vice President of investment companies within the Federated Fund Complex; Director or Trustee of certain investment companies within the Federated Fund Complex. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Federated Portfolios. His date of birth is April 11, 1949. His address is Federated Investors Tower, Pittsburgh, PA.

  JAMES E. DOWD -- Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of investment companies within the Federated Fund Complex. His date of birth is May 18, 1922. His address is 571 Hayward Mill Road, Concord, MA.

  LAWRENCE D. ELLIS, M.D./1/ -- Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of investment companies within the Federated Fund Complex. His date of birth is October 11, 1932. His address is 3471 Fifth Avenue, Suite 1111, Pittsburgh, PA.

  EDWARD L. FLAHERTY, JR./2/ -- Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of investment companies within the Federated Fund Complex; formerly, Counsel, Horizon Financial, F.A., Western Region. His date of birth is June 18, 1924. His address is Miller, Ament, Henny & Kochuba, 205 Ross Street, Pittsburgh, PA.

  PETER E. MADDEN -- Consultant; Former State Representative, Commonwealth of Massachusetts; Director or Trustee of investment companies within the Federated Fund Complex; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation. His date of birth is March 16, 1942. His address is One Royal Palm Way, 100 Royal Palm Way, Palm Beach, FL.

  GREGOR F. MEYER -- Retired from the law firm of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of investment companies within the Federated Fund Complex. His date of birth is October 6, 1926. His address is 203 Kensington Ct., Pittsburgh, PA.

  JOHN E. MURRAY, JR., J.D., S.J.D. -- President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of investment companies within the Federated Fund Complex. His date of birth is December 20, 1932. His address is Duquesne University, Pittsburgh, PA.

  WESLEY W. POSVAR -- Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; Director or Trustee of investment companies within the Federated Fund Complex; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague. His date of birth is September 14, 1925. His address is 1202 Cathedral of Learning, University of Pittsburgh, Pittsburgh, PA.

  MARJORIE P. SMUTS -- Public Relations/Marketing/Conference Planning; Director or Trustee of investment companies within the Federated Fund Complex. Her date of birth is June 21, 1935. Her address is 4905 Bayard Street, Pittsburgh, PA.

______________________

/1/ This Trustee is deemed to be an "interested person" as defined in the 1940 Act.

/2/ Member of Federated Portfolios' Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.


EXECUTIVE OFFICERS OF FEDERATED PORTFOLIOS
------------------------------------------

  RICHARD B. FISHER -- Vice President, Federated Portfolios; Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of certain investment companies within the Federated Fund Complex; Director or Trustee of certain investment companies within the Federated Fund Complex. His date of birth is May 17, 1923. His address is Federated Investors Tower, Pittsburgh, PA.

  EDWARD C. GONZALEZ -- Executive Vice President, Federated Portfolios; Vice Chairman, Treasurer and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federal Global Research Corp. and Passport Research Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of certain investment companies within the Federated Fund Complex; President, Executive Vice President and Treasurer of investment companies within the Federated Fund Complex. His date of birth is October 22, 1930. His address is Federated Investors Tower, Pittsburgh, PA.

  JOHN W. MCGONIGLE -- Executive Vice President, Secretary and Treasurer, Federated Portfolios; Executive Vice President, Secretary and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company and Federated Administrative Services, Inc.; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of investment companies within the Federated Fund Complex. His date of birth is October 26, 1938. His address is Federated Investors Tower, Pittsburgh, PA.

  Messrs. John F. Donahue, J. Christoper Donahue, Richard B. Fisher, Edward C. Gonzalez and John W. McGonigle may also hold similar positions for other investment companies affiliated with Federated Investors.

  The compensation paid to the Trustees of Federated Portfolios for the fiscal year ended May 31, 1997 is set forth below. The Trustees may hold various other directorships unrelated to the Federated Portfolios.

                                              PENSION OR
                                              RETIREMENT                      TOTAL
                                              BENEFITS                        COMPENSATION
                                              ACCRUED AS     ESTIMATED        FROM FEDERATED
                             AGGREGATE        PART OF        ANNUAL           PORTFOLIOS AND
                             COMPENSATION     FEDERATED      BENEFITS         FUND COMPLEX
                             FROM FEDERATED   PORTFOLIO'S    UPON             PAID TO
                             PORTFOLIOS       EXPENSES       RETIREMENT       TRUSTEES*
                             --------------   ------------   ----------       ---------------
John F. Donahue                $  0            None            None             $      0
Thomas G. Bigley               $767            None            None             $108,725
John T. Conroy, Jr.            $843            None            None             $119,615
William J. Copeland            $843            None            None             $119,615
James E. Dowd                  $843            None            None             $119,615
Lawrence D. Ellis, M.D.        $766            None            None             $108,725
Edward L. Flaherty, Jr.        $843            None            None             $119,615
Peter E. Madden                $766            None            None             $108,725
Gregor F. Meyer                $766            None            None             $108,725
John E. Murray, Jr., S.D.,     $766            None            None             $108,725
   S.J.D.
Wesley W. Posvar               $766            None            None             $108,725
Marjorie P. Smuts              $766            None            None             $108,725
J. Christopher Donahue         $  0            None            None             $      0

______________________

* The term "Fund Complex" shall collectively refer to Federated Portfolios and up to 56 other mutual funds for which subsidiaries of Federated Investors serve as investment adviser. This information is provided for the last calendar year. Federated Portfolios has no pension plan.


                                   * * * * *

  The Trust Instrument of the Trust provides that it will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested trustees, or in a written opinion of independent counsel, that such officers or

Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

  The Declaration of Trust of Federated Portfolios provides that Federated Portfolios will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with Federated Portfolios unless it is finally adjudicated that they engaged in willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices.

  As of September 25, 1997, the Trustees and officers of the Trust and Federated Portfolios as a group owned beneficially less than 1% of the outstanding shares of the Fund and the Bond Index Portfolio. Shareholders owning 25% or more of the outstanding Shares of the Fund may have the ability to take actions without the approval of any other investor in the Fund.

                          INVESTMENT ADVISORY SERVICES

  Federated Research Corp. is responsible for the management of the assets of the Bond Index Portfolio, in which the assets of the Fund are invested, pursuant to an investment advisory agreement (the "Advisory Agreement") with Federated Portfolios, subject to the general supervision and guidance of the Trustees of Federated Portfolios.

  Federated Research Corp. has entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement") with U.S. Trust New York as sub-adviser. It is the responsibility of U.S. Trust New York in its capacity as sub-adviser to make the day-to-day investment decisions for the Bond Index Portfolio and to place the purchase and sales orders for securities transactions of such Portfolio, subject to the general supervision of Federated Research Corp. U.S. Trust New York furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Bond Index Portfolio's investments and effecting securities transactions for the Portfolio.

  Prior to September 30, 1996, Federated Management and U.S. Trust New York provided advisory and sub-advisory services to the Bond Index Portfolio pursuant to agreements which were substantially identical to the current Advisory Agreement and Sub-Advisory Agreement relating to the Bond Index Portfolio.

  The Advisory Agreement and the Sub-Advisory Agreement (collectively, the "Advisory Agreements") will continue in effect with respect to the Bond Index Portfolio as long as such continuance is specifically approved at least annually by the Board of Trustees of Federated Portfolios or by a majority vote of the investors in the Bond Index Portfolio and, in either case, by a majority of the Trustees of Federated Portfolios who are not parties to the Advisory Agreement, the Sub-Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement or Sub-Advisory Agreement. The investment managers and administrators have agreed to waive certain fees.

  The Advisory Agreements provide that the investment managers may render services to others, and each Agreement is terminable by Federated Portfolios without penalty on not more than 60 days' nor less than 30 days' written notice when authorized either by majority vote of the Fund and the other investors in the Bond Index Portfolio (with the vote of each being in proportion to the amount of its investment), or by a vote of a majority of the Board of Trustees of Federated Portfolios, or by the investment managers on not more than 60 days' nor less than 30 days' written notice. Each Agreement will automatically terminate in the event of its assignment. The Advisory Agreements provide that neither the investment managers nor their personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment, or for any act or omission in the execution of security transactions for the Bond Index Portfolio, except for willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations and duties under the Advisory Agreements.

  The Prospectus contains a description of the fees payable to the investment managers under the Advisory Agreements.

  For the fiscal year ended May 31, 1997, Federated Research Corp. and Federated Management collectively earned investment advisory fees of $73,686 with respect to the Bond Index Portfolio, all of which was voluntarily waived. For the same period, U.S. Trust New York earned sub-advisory fees of $35,369 with respect to the Bond Index Portfolio, all of which was voluntarily waived.

  For the period from January 2, 1996 through May 31, 1996, Federated Management and U.S. Trust New York voluntarily waived all of their advisory and sub-advisory fees with respect to the Bond Index Portfolio, which amounted to $17,632 and $8,463, respectively.

  Prior to January 2, 1996, the Fund pursued its investment objective by investing all of its investible assets in the Bond Market Portfolio of St. James Portfolios. United States Trust Company of the Pacific Northwest ("U.S. Trust Pacific") and U.S. Trust New York served as investment adviser and sub-adviser, respectively, to the Bond Market Portfolio. For the period from June 1, 1995 through January 2, 1996, U.S. Trust Pacific and U.S. Trust New York waived their entire advisory and sub-advisory fees totalling $23,111 and $23,111, respectively, and U.S. Trust New York reimbursed expenses totalling $55,998 with respect to the Bond Market Portfolio. For the period from July 11, 1994 (commencement of operations) through May 31, 1995, U.S. Trust Pacific and U.S. Trust New York waived their entire advisory and sub-advisory fees totalling $47,955 and $47,955, respectively. For the same period, U.S. Trust New York reimbursed expenses totalling $83,454 with respect to the Bond Market Portfolio and U.S. Trust New York reimbursed expenses totalling $16,494 with respect to the Fund.

                                 ADMINISTRATORS

  Chase Global Funds Services Company ("CGFSC"), Federated Administrative Services ("FAS") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut") serve as the Fund's administrators (the "Administrators") pursuant to an agreement between the Administrators and the Trust (the "Administrative Agreement"). The Prospectus contains a description of the compensation payable to the Administrators under the Administrative Agreement.

  Under the Administrative Agreement, the Administrators have agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Fund, and to compute the Fund's net asset value, net income and realized capital gains or losses, if any. The Administrators prepare semi-annual reports to the SEC, prepare Federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Fund's financial accounts and records, and generally assist in the Fund's operations.

  For the period from May 16, 1997 to May 31, 1997, the Administrators received administration fees of $2,631 with respect to the Fund. For the same period, the Administrators waived fees totalling $1,015 with respect to the Fund.

  Prior to May 16, 1997, CGFSC, FAS and U.S. Trust New York served as the Fund's administrators pursuant to an administration agreement substantially similar to the administration agreement currently in effect for the Fund.

  For the period from June 1, 1996 to May 15, 1997, CGFSC, FAS and U.S. Trust New York received administration fees of $57,369 with respect to the Fund. For the same period, CGFSC, FAS and U.S. Trust New York waived fees totalling $35,260 with respect to the Fund.

  For the period from January 1, 1996 to May 31, 1996, CGFSC, FAS and U.S. Trust New York received administration fees of $9,951 with respect to the Fund. For the same period, U.S. Trust New York reimbursed expenses totalling $26,527 with respect to the Fund.

  Prior to January 1, 1996, Signature Financial Services, Inc. ("SFSI") served as servicing agent and fund accounting agent to the Fund. For its services as servicing agent, SFSI was entitled to fees at the annual rate of up to .07% of the average daily net assets of the Fund. For its fund accounting services, SFSI was entitled to receive a per annum fee of $12,000 from the Fund. For the period from June 1, 1995 to January 1, 1996, SFSI received fund accounting and servicing agent fees of $15,694 with respect to the Fund.

  For the fiscal year ended May 31, 1995, SFSI received fund accounting and servicing agent fees of $64,946 with respect to the Fund.

                           SHAREHOLDER ORGANIZATIONS

  As stated in the Prospectus, the Trust may enter into agreements with certain Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for the Fund's payment of not more than the annual rate of .40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of Shares; (b) assisting in processing purchase, exchange and redemption transactions; (c) providing periodic statements showing a Customer's account balances and confirmations of transactions by the Customer; (d) providing tax and dividend information to shareholders as appropriate; (e) transmitting proxy statements, annual reports, updated prospectuses and other communications from the Trust to Customers; and
(f) providing or arranging for the provision of other related services.

  The Trust's agreements with Shareholder Organizations are governed by an Administrative Services Plan (the "Plan") adopted by the Trust. Pursuant to the Plan, the Trust's Board of Trustees will review, at least quarterly, a written report of the amounts expended under the Trust's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of the Trust's Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940
Act) and have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

  Any material amendment to the Trust's arrangements with Shareholder Organizations must be approved by a majority of the Trust's Board of Trustees (including a majority of the Disinterested Trustees). So long as the Trust's arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of the Trust's Board of Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) will be committed to the discretion of such Disinterested Trustees.

  For the fiscal year ended May 31, 1997, the Fund did not make any payments to Shareholder Organizations.


                          TRANSFER AGENT AND CUSTODIAN

  The Chase Manhattan Bank ("Chase") serves as custodian of the Fund's assets. Under the Custodian Agreement, Chase has agreed to (i) maintain a separate account or accounts in the name of the Fund; (ii) make receipts and disbursements of money on behalf of the Fund; (iii) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and
(vi) make periodic reports to the Trust's Board of Trustees concerning the Fund's operations. Chase may, at its own expense, open and maintain custody accounts with respect to the

Fund with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation.

  CGFSC serves as transfer agent for the Fund pursuant to a Transfer Agency Agreement. Under this Agreement, CGFSC will perform the following functions, among others: (i) issue and redeem shares of the Fund; (ii) address and mail all communications by the Fund to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Trust's Board of Trustees concerning the Fund's operations. For its transfer agency and dividend disbursement services, CGFSC is entitled to receive from the Trust such compensation as may be agreed upon from time to time between the Trust and CGFSC. In addition, CGFSC is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

  CGFSC may delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that CGFSC shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreement, notwithstanding any such delegation.


                    BOND INDEX PORTFOLIO - SERVICE PROVIDERS

  The Fund, as an investor in the Bond Index Portfolio, bears its pro rata share of the fees and expenses of the Bond Index Portfolio.

  State Street Bank and Trust Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, is custodian for the cash and securities of the Bond Index Portfolio. Prior to June 5, 1996, the Portfolio's custodian was Investors Bank & Trust Company.

  Federated Securities Corp., Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania, 15222-3779, is Placement Agent for Federated Portfolio.

  Federated Services Company ("FSC"), Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania, 15222-3779, has contracted on behalf of its subsidiary Federated Administrative Services, Inc. to serve as Portfolio Accountant for Federated Portfolios and to provide administrative personnel and services (including certain legal and financial reporting services) necessary to operate Federated Portfolios. The fee for portfolio accounting is based on the level of Federated Portfolios' average net assets for the period, plus out-of-pocket expenses. The fee for administrative personnel and services is at an annual rate as specified below:

                                 Average Aggregate Daily Net
Maximum Administrative Fee       Assets of the Bond Index Portfolio
--------------------------       --------------------------------------

  0.050 of 1%                    on the first $1 billion
  0.045 of 1%                    on the next $1 billion
  0.040 of 1%                    on the next $1 billion
  0.025 of 1%                    on the next $1 billion
  0.010 of 1%                    on the next $1 billion
  0.005 of 1%                    on assets in excess of $5 billion

  The minimum administrative fee is $60,000 annually for the Bond Index Portfolio. FSC may choose voluntarily to waive a portion of its fee, which waiver may be terminated at any time. For the fiscal year ended May 31, 1997, FSC waived all administrative fees with respect to the Bond Index Portfolio, which amounted to $60,000. For the period from January 2, 1996 through May 31, 1996, FSC waived all administrative fees with respect to the Bond Index Portfolio, which amounted to $24,754.

  Prior to January 2, 1996, the Fund invested all of its investable assets in the Bond Market Portfolio of the St. James Portfolios. SFSI provided administrative and portfolio accounting services to the Bond Market Portfolio. For the period from June 1, 1995 through January 2, 1996, SFSI earned administrative fees of $33,589 with respect to the Bond Market Portfolio. For the period from July 11, 1994 (commencement of operations) through May 31, 1995, SFSI earned administrative fees of $54,279 with respect to the Bond Market Portfolio.
                              INDEPENDENT AUDITORS

  Ernst & Young LLP ("E&Y"), 1 Oxford Centre, Pittsburgh, PA 15219, serve as the independent auditors for the Fund and Federated Portfolios. E&Y provides audit services and assistance and consultation with respect to the preparation of filings with the SEC.

                                    COUNSEL

  Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Trust, is a partner), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, is counsel to the Trust and will pass upon the legality of the Shares offered by the Prospectus.

                                    TAXATION

                             TAXATION OF THE FUNDS

  Each series of the Trust is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund has elected to be treated and intends to qualify each year as a "regulated investment company" under

Subchapter M of the Code (a "RIC") by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of the Fund's distributions, and the composition and holding period of the Fund's portfolio assets. Because the Fund intends to distribute all of its net investment income and net realized capital gains to its shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Fund will be required to pay any federal income or excise taxes. If the Fund fails to qualify as a RIC in any year, the Fund would incur a regular corporate federal income tax upon its investment company taxable income, and the Fund's distributions would generally be taxable as ordinary dividend income to shareholders.

  The Trust anticipates that under interpretations of the Internal Revenue Service, (1) the Bond Index Portfolio will be treated for federal income tax purposes as a partnership and (2) for purposes of determining whether the Fund satisfies the income and diversification requirements to maintain its status as a RIC, the Fund, as an investor in the Bond Index Portfolio, will be deemed to own a proportionate share of the Portfolio's assets and will be deemed to be entitled to the Portfolio's income or loss attributable to that share. The Bond Index Portfolio has advised the Fund that it intends to conduct its operations so as to enable its investors, including the Fund, to satisfy those requirements.

  Any Fund distribution of net capital gains or net short-term capital gains will have the effect of reducing the per share net asset value of Shares in the Fund by the amount of the distribution. Shareholders purchasing Shares shortly before the record date of any distribution may thus pay the full price for the Shares and then effectively receive a portion of the purchase price back as a taxable distribution.

  Any investment by the Fund in zero coupon bonds, certain securities purchased at a market discount, and similar instruments will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

  The Fund's transactions in options and futures contracts will be subject to special tax rules that may affect the amount, timing, and character of Fund income and distributions to shareholders.

                      TAXATION OF THE BOND INDEX PORTFOLIO

  The Trust anticipates that the Bond Index Portfolio will be treated as a partnership for federal income tax purposes. As such, the Portfolio is not subject to federal income taxation. Instead, the Bond Index Fund must take into account, in computing its federal income tax liability, its share of the Bond Index Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.

                           TAXATION OF DISTRIBUTIONS

  Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their Shares. In the case of corporate shareholders, distributions (other than capital gains dividends) will qualify for the amount of "qualifying dividends" received by the Fund for the year. Generally, a "qualifying dividend" is a dividend that has been received from a domestic corporation. Availability of the deduction for particular shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments. Distributions are taxable as described above whether paid in cash or reinvested in additional Shares. Shareholders will be notified annually as to the federal tax status of distributions.

  Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must, and intends to, distribute during each calendar year substantially all of its ordinary income for that year and substantially all of its capital gain in excess of its capital losses for that year, plus any undistributed ordinary income and capital gains from previous years. For this and other purposes, a Fund dividend declared by the Fund in October, November or December with a record date before the end of the year will be deemed for tax purposes to have been paid by the Fund and received by the shareholder during that year, so long as the dividends are actually paid during January of the following calendar year. Accordingly, those distributions will be taxable to shareholders for the taxable year in which that December 31 falls.

  Withdrawals by the Fund from the Bond Index Portfolio generally will not result in the Fund recognizing any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent that any cash distributed exceeds the basis of the Fund's interest in the Bond Index Portfolio prior to the distribution, (2) gain or loss will be realized if the withdrawal is in liquidation of all or part of the Fund's entire interest in the Bond Index Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) gain or loss will be recognized if the distribution is in liquidation of that entire interest in the Portfolio and consists solely of cash and/or unrealized receivables. The basis of the Fund's interest in the Bond Index Portfolio generally equals the amount of cash and the basis of any property that the Fund invests in the Bond Index Portfolio, increased by the Fund's share of income from that Portfolio and decreased by the Fund's share of losses from that Portfolio and the amount of any cash distributions and the basis of any property distributed to the Fund from that Portfolio.

                                OTHER TAXATION

  The Trust is organized as a Delaware business trust and, under current law, neither the Trust nor the Fund are liable for any income or franchise tax in the State of Delaware, provided that the Fund continues to qualify as a RIC for federal income tax purposes.

  The Bond Index Portfolio is organized as series of Federated Portfolios, a business trust organized under the laws of the Commonwealth of Massachusetts. The Bond Index Portfolio is not subject to any income or franchise tax in the Commonwealth of Massachusetts or the State of Delaware. The investment by the Fund in the Bond Index Portfolio does not cause the Fund to be liable for any income or franchise tax in the Commonwealth of Massachusetts.

  Fund shareholders may be subject to state and local taxes on Fund distributions to them by the Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                     DESCRIPTION OF THE TRUST; FUND SHARES

  The Trust is a Delaware business trust established under a Trust Instrument dated April 27, 1994. Its authorized capital consists of an unlimited number of shares of beneficial interest of $0.00001 par value, which may be issued in separate series. Currently, the Trust has eight active series, although additional series may be established from time to time. Each share (irrespective of class designation) of each series represents an interest in that series that is proportionate with the interest represented by each other share.

  The assets of the Trust received for the issue or sale of the shares of each class of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such class and series and constitute the underlying assets of such class and series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with such a share of the general liabilities of the Trust. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given class or series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the value of the underlying assets of such shares available for distribution to shareholders.

  The Trustees may amend the Trust Instrument without shareholder approval, except shareholder approval is required for any amendment (a) which affects the voting rights of shareholders under the Trust Instrument, (b) which affects shareholders' rights to approve certain amendments to the Trust Instrument, (c) required to be approved by shareholders by law or the Registration Statement, or
(d) submitted to shareholders for their approval by the Trustees in their discretion. Pursuant to Delaware business trust law and the Trust

Instrument, the Trustees may, without shareholder approval, (x) cause the Trust to merge or consolidate with one or more entities, if the surviving or resulting entity is the Trust or another open-end management investment company registered under the 1940 Act, or a series thereof, that will succeed to or assume the Trust's registration under the 1940 Act, or (y) cause the Trust to incorporate under the laws of the State of Delaware.

  Shares of a series entitle their holder to one vote per share and shareholders will vote in the aggregate and not by class or series, except as otherwise expressly required by law. Separate votes, however, are taken by each class or series on matters affecting an individual class or series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved.

  The Trust Instrument provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust.
In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

  Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation on personal liability which is extended to shareholders of private for profit corporations organized under the General Corporation Law of the State of Delaware. The Trust Instrument contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Fund property for any shareholder held personally liable for the obligations of the Fund solely by reason of his being or having been a shareholder. The Trust Instrument also provides for the maintenance, by or on behalf of the Trust and the Fund, of appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust and the Fund, their shareholders, Trustees, officers, employees and agents, covering possible tort and other liabilities.

           DESCRIPTION OF FEDERATED PORTFOLIOS - BENEFICIAL INTERESTS

  The Bond Index Portfolio is a series of Federated Portfolios, which is organized as a trust having separate series under the laws of the Commonwealth of Massachusetts. Under the Declaration of Trust, the Trustees are authorized to issue beneficial interests in one or more series (each, a "Portfolio"). Currently, there is one Portfolio of Federated Portfolios, the Bond Index Portfolio. The Trustees have established five other series, none of which are being offered presently: Bond Portfolio, Connecticut Municipal Money Market Portfolio, Florida Municipal Money Market Portfolio, Max Cap Portfolio and New Jersey Municipal Money Market Portfolio. Investors in the Bond Index Portfolio will be held personally liable for the obligations and liabilities of Federated Portfolios and of the Bond Index Portfolio but not the obligations and liabilities of any other Portfolio, subject, however, to indemnification by Federated Portfolios in the event that there is imposed upon an investor any obligation or liability of the Bond Index Portfolio or Federated Portfolios.
The Declaration of Trust also provides that Federated Portfolios may maintain appropriate insurance for the protection of Federated Portfolios, its Trustees, officers, employees and agents, and covering possible tort and other liabilities. The risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which neither the Bond Index Portfolio nor Federated Portfolios were able to meet their obligations.

  Investors in a Portfolio are entitled to participate pro rata in distributions of taxable income, loss, gain and credit of their respective Portfolio only. Upon liquidation or dissolution of a Portfolio, investors are entitled to share pro rata in that Portfolio's (and no other Portfolio's) net assets available for distribution to its investors. Federated Portfolios reserves the right to create and issue additional Portfolios of beneficial interests, in which case the beneficial interests in each new Portfolio would participate equally in the earnings, dividends and assets of that Portfolio only (and no other Portfolio). Investments in a Portfolio have no preference, preemptive, conversion or similar rights and are fully paid and nonassessable, except as set forth below. Investments in a Portfolio may not be transferred.

  Each investor is entitled to a vote in proportion to the amount of its investment in each Portfolio. Investors in a Portfolio do not have cumulative voting rights, and a plurality of the aggregate beneficial interests in all outstanding series of Federated Portfolios may elect all of the Trustees if they choose to do so and in such event other investors would not be able to elect any Trustees. Investors in each Portfolio will vote as a separate class except as to voting for the election or removal of Trustees, the termination of Federated Portfolios, as otherwise required by the 1940 Act, or if the matter is determined by the Trustees to be a matter which adversely affects all Portfolios. Federated Portfolios' Declaration of Trust may be amended without the vote of investors, except that investors have the right to approve by affirmative majority vote any amendment which would adversely affect their voting rights, alter the procedures to amend the Declaration of Trust of Federated Portfolios, as required by law or by Federated Portfolios' registration statement, or as submitted to them by the Trustees. Any amendment submitted to investors of a Portfolio which the Trustees determine would affect solely the investors of such Portfolio shall be authorized by vote of the investors of such Portfolio and no vote will be required of investors in a Portfolio not affected.

  Federated Portfolios or any Portfolio may enter into a merger or consolidation, or sell all or substantially all of its assets, if approved (a) at a meeting of investors by investors representing the lesser of (i) 67% or more of the beneficial interests in the affected Portfolio present or represented at such meeting, if investors in more than 50% of all such beneficial interests are present or represented by proxy, or (ii) more than 50% of all such beneficial interests are present by proxy, or (b) by an instrument in writing without a meeting, consented to by investors of the beneficial interests in the affected Portfolio.

  Federated Portfolios' Declaration of Trust provides that obligations of Federated Portfolios are not binding upon the Trustees individually but only upon the property of Federated Portfolios and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

  Federated Portfolios' Declaration of Trust further provides that it will indemnify its Trustees, officers, employees and agents against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with Federated Portfolios, unless, as to liability to the Federated Portfolios or its investors, it is finally adjudicated that they engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in their offices. In the case of settlement, the By-Laws of Federated Portfolios provide that such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by a vote of a majority of disinterested Trustees or by a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.


                                 MISCELLANEOUS

  As of September 25, 1997, U.S. Trust New York and its affiliates held of record substantially all of the Trust's outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

  As of September 25, 1997, no person beneficially owned 5% or more of the outstanding Shares of the Fund.


                              FINANCIAL STATEMENTS

FINANCIAL STATEMENTS OF THE TRUST.

  The audited financial statements and notes thereto in the Trust's Annual Report to Shareholders for the fiscal year ended May 31, 1997 (the "1997 Annual Report") are incorporated into this Statement of Additional Information by reference. No other parts of the 1997 Annual Report are incorporated by reference herein. The financial statements included in the 1997 Annual Report have been audited by Ernst & Young LLP, whose reports thereon are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Additional copies of the 1997 Annual Report may be obtained at no charge by telephoning CGFSC at (800) 909-1989.


FINANCIAL STATEMENTS OF THE BOND INDEX PORTFOLIO.

  The audited financial statements relating to the Bond Index Portfolio and notes thereto in Federated Portfolios' Annual Report to Shareholders for the fiscal year ended May 31, 1997 (the "1997 Federated Annual Report") are incorporated into this Statement of Additional Information by reference. No other parts of the 1997 Federated Annual Report are incorporated by reference herein. The financial statements included in the 1997 Federated Annual Report have been audited by Ernst & Young LLP, whose reports thereon are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Additional copies of the 1997 Federated Annual Report may be obtained at no charge by telephoning Federated Portfolios at (800)
341-7400.

  Prior to January 2, 1996, the Fund invested substantially all of its investable assets in the Bond Market Portfolio of the St. James Portfolios. Effective January 2, 1996, the Fund withdrew its interest in the Bond Market Portfolio of the St. James Portfolios, receiving all of that portfolio's securities, and substantially all of its other net assets, as of that date, and the Fund invested those securities and other net assets in the Bond Index Portfolio, a series of Federated Portfolios.

                                   APPENDIX A
                                   ----------


COMMERCIAL PAPER RATINGS
------------------------

  A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

  "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

  "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

  "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

  "B" - Issues are regarded as having only a speculative capacity for timely payment.

  "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

  "D" - Issues are in payment default.


  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

  "Prime-1" - Issuers or related supporting institutions have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

  "Prime-2" - Issuers or related supporting institutions have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

  "Prime-3" - Issuers or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

  "Not Prime" - Issuers do not fall within any of the Prime rating categories.


  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

  "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

  Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

  "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

  "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

  "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

  "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

  "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

  "D" - Securities are in actual or imminent payment default.

  Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.


  Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

  "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

  "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

  "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

  "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.


  IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

  "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

  "A1" - Obligations are supported by the highest capacity for timely repayment.

  "A2" - Obligations are supported by a good capacity for timely repayment.

  "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

  "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

  "C" - Obligations for which there is a high risk of default or which are currently in default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

  "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

  "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

  "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

  "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

  "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

  "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

  "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

  "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

  "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

  "CI" - This rating is reserved for income bonds on which no interest is being paid.

  "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

  The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds.
They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

  "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

  (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.


  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

  The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

  "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

  "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

  "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

  "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

  "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

  To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

  The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

  "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

  "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

  "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

  "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


  IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

  "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

  "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

  "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

  "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

  "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

  IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


  Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

  "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

  "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

  "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

  "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

  "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

  "D" - This designation indicates that the long-term debt is in default.

  PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.



MUNICIPAL NOTE RATINGS
----------------------

  A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

  "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk.
The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

  "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

  "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

  "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

  "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

  "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.



  Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                    PART C

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a)    Financial Statements:

       (1) Included in Part A :

           (i) Audited Financial Highlights for the Bond Index Fund for the fiscal year ended May 31, 1997.

       (2) Incorporated by reference into Part B are the following audited financial statements:

           (i) With respect to the Bond Index Fund:

                     Statement of Assets and Liabilities - May 31, 1997;

                     Statement of Operations for the Year Ended May 31, 1997;

                     Statement of Changes in Net Assets for the Year Ended May 31, 1997;

                     Report of Ernst & Young LLP, Independent Auditors, for the Fiscal Year Ended May 31, 1997;

                     Notes to Financial Statements.

           (ii) With respect to the Bond Index Portfolio of Federated Investment Portfolios:

                     Portfolio of Investments - May 31, 1997;

                     Statement of Assets and Liabilities - May 31, 1997;

                     Statement of Operations for the Fiscal Year Ended May 31, 1997;

                     Statement of Changes in Net Assets for the Fiscal Year Ended May 31, 1997;

                     Report of Ernst & Young LLP, Independent Auditors, for the Fiscal Year Ended May 31, 1997;

                         Notes to Financial Statements.



(b)      Exhibits:

1.       Trust Instrument of the Registrant.                                            5

1(a).    Amended and Restated Schedule A to Trust Instrument of the
         Registrant.                                                                    5

2.       By-Laws of the Registrant.                                                     5

5(a).    Investment Advisory Agreement dated May 16, 1997 among Registrant,
         U.S. Trust Company of Connecticut and United States Trust Company of
         New York with respect to the Equity, Income, Total Return Bond, Value
         Equity and Optimum Growth Funds.                                               11

5(b).    Investment Advisory Agreement dated November 15, 1995 between the
         Registrant and United States Trust Company of The Pacific Northwest
         with respect to the Balanced and International Equity Funds.                   10

5(c).    Investment Sub-Advisory Agreement dated November 15, 1995 between
         United States Trust Company of The Pacific Northwest and Harding,
         Loevner Management, L.P. with respect to the International Equity
         Fund.                                                                          10

5(d).    Investment Sub-Advisory Agreement dated November 15, 1995 between
         United States Trust Company of The Pacific Northwest and Becker
         Capital Management, Inc. with respect to the Balanced Fund.                    10

6.       Distribution Agreement dated August 1, 1995 between the Registrant and
         Edgewood Services, Inc. (as amended and restated on February 9, 1996
         and July 25, 1997).                                                            11

8.       Custody Agreement dated September 1, 1995 (as amended and restated on
         August 1, 1997) between the Registrant and The Chase Manhattan Bank.           12

9(a).    Administration Agreement dated May 16, 1997 among the Registrant,
         Chase Global Funds Services Company, Federated Administrative Services
         and U.S. Trust Company of Connecticut.                                         11

9(b).    Form of Fund Accounting and Servicing Agreement dated February 2, 1996
         between the Registrant and Federated Services Company.                         8

9(c).    Mutual Funds Transfer Agency Agreement dated June 22, 1994 between the
         Registrant and Chase Global Funds Services Company.                            10

9(d).    Form of Schedule B dated February 9, 1996 to the Mutual Funds Transfer
         Agency Agreement dated June 22, 1994 between the Registrant and Chase
         Global Funds Services Company.                                                 10

9(e).    Amended and Restated Administrative Services Plan and Related Form of
         Shareholder Servicing Agreement.                                               12

10.      Opinion of Counsel./1/

11(a).   Consent of Drinker Biddle & Reath LLP.                                         12

  (b).   Consent of Ernst & Young LLP.                                                  12

13(a).   Investor Representation Letter of Initial Shareholder.                         2

13(b).   Purchase Agreement between the Registrant and Edgewood Services, Inc.
         dated May 1, 1996 relating to shares of the Optimum Growth and Value
         Equity Funds.                                                                  10

13(c).   Purchase Agreement between the Registrant and Edgewood
         Services, Inc. dated August 22, 1997 relating to Trust
         Shares of the Balanced and International Equity Funds.                         12

15.      Amended and Restated Distribution Plan and Form of Distribution
         Agreement.                                                                     12

16.      Schedule for Computation of Performance Quotations.                            2

17(a).   Financial Data Schedule as of March 31, 1997 for the Institutional
         Equity Fund.                                                                   11

  (b).   Financial Data Schedule as of March 31, 1997 for the Institutional
         Income Fund.                                                                   11

  (c).   Financial Data Schedule as of March 31, 1997 for the Institutional
         Total Return Bond Fund.                                                        11

/1/ Filed with the SEC as part of Registrant's Rule 24f-2 Notice.

  (d).   Financial Data Schedule as of March 31, 1997 for the Institutional
         Value Equity Fund.                                                             11

  (e).   Financial Data Schedule as of March 31, 1997 for the Institutional
         Balanced Fund.                                                                 11

  (f).   Financial Data Schedule as of March 31, 1997 for the Institutional
         Optimum Growth Fund.                                                           11

  (g).   Financial Data Schedule as of March 31, 1997 for the Institutional
         International Equity Fund.                                                     11

  (h).   Financial Data Schedule as of May 31, 1997 for the Institutional
         Bond Index Fund.                                                               12

  (i).   Financial Data Schedule as of May 31, 1997 for the Institutional
         Bond Index Portfolio.                                                          12

18.      Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a
         Multi-Class System.                                                            12

24(a). Registrant's Annual Report dated May 31, 1997 is incorporated herein by reference to Registrant's filing including such Annual Report and filed with the Securities and Exchange Commission on July 30, 1997
         (Accession No. 0000950116-97-001367).

24(b). Annual Report for Federated Investment Portfolios (File No. 811-07461) dated May 31, 1997 with respect to the Bond Index Portfolio is incorporated herein by reference to Federated Investment Portfolios' filing including such Annual Report and filed on July 30, 1997
         (Accession No. 0001001525-97-000004).

1        Incorporated herein by reference from the Registrant's Registration
Statement on Form N-1A (File Nos. 33-78264 and 811-8490) (the "Registration Statement"), as filed with the Securities and Exchange Commission (the "SEC") on April 28, 1994.

2        Incorporated herein by reference from Pre-Effective Amendment No. 2 to the Registration Statement, as filed with the SEC on June 22, 1994.

3        Incorporated herein by reference from Post-Effective Amendment No. 1 to the Registration Statement, as filed with the SEC on July 13, 1994.

4      Incorporated herein by reference from Post-Effective Amendment No. 2 to the Registration Statement, as filed with the SEC on September 28, 1994.

5      Incorporated herein by reference from Post-Effective Amendment No. 3 to the Registration Statement, as filed with the SEC on June 13, 1995.

6      Incorporated herein by reference from Post-Effective Amendment No. 4 to the Registration Statement, as filed with the SEC on October 2, 1995.

7      Incorporated herein by reference from Post-Effective Amendment No. 5 to the Registration Statement, as filed with the SEC on December 19, 1995.

8      Incorporated herein by reference from Post-Effective Amendment No. 7 to the Registration Statement, as filed with the SEC on February 23, 1996.

9      Incorporated herein by reference from Post-Effective Amendment No. 10 to the Registration Statement, as filed with the SEC on May 7, 1996.

10     Incorporated herein by reference from Post-Effective Amendment No. 11 to the Registration Statement, as filed with the SEC on September 30, 1996.

11     Incorporated herein by reference from Post-Effective Amendment No. 14 to the Registration Statement, as filed with the SEC on July 31, 1997.

12     Filed herewith.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

       Registrant is controlled by its Board of Trustees.


ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

       Shares of Beneficial Interest (par value $.00001).

The following information is as of July 14, 1997:


Title of Class:                            Number of Record Holders

Excelsior Institutional Equity Fund:                   99
Excelsior Institutional Income Fund:                   22
Excelsior Institutional Total Return Bond Fund:       126
Excelsior Institutional Balanced Fund:                119
Excelsior Institutional International Equity Fund:      0
Excelsior Institutional Value Equity Fund:             24

  Trust Shares:                                         3
Excelsior Institutional Optimum Growth Fund:           42
  Trust Shares:                                        31

Excelsior Institutional Bond Index Fund:               41


ITEM 27. INDEMNIFICATION.

     Reference is hereby made to Article IX of the Registrant's Trust Instrument, filed as an exhibit to this Registration Statement.

     Indemnification of Registrant's principal underwriter against certain losses is provided for in Section IV of the Distribution Agreement filed herein as Exhibit 6. Limitations on the liability of the investment advisers to the Registrant are provided for in Section 9 of the Investment Advisory Agreements filed herein as Exhibits 5(a) and 5(b). Indemnification of Registrant's sub-advisers against certain losses is provided for in Section 9 of the Investment Sub-Advisory Agreements filed herein as Exhibits 5(c) and 5(d).

     The trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     (a) U.S. Trust Company of Connecticut ("U.S. Trust CT") is a Connecticut State Bank and Trust Company located in Stamford, Connecticut. Set forth below are the names and principal businesses of the trustees and certain senior executive officers of U.S. Trust CT, including those who are engaged in any other business, profession, vocation or employment of a substantial nature.

Position
with U.S.                          Principal            Type of
Trust CT     Name                  Occupation           Business
--------     ----                  ----------           --------

Director     John N. Irwin         Lawyer
             1133 Avenue of the
             Americas
             New York, NY 10035

Director     June Noble Larkin     Foundation           Not-for-Profit
             Edward John Noble     Director             Organization
             Foundation, Inc.
             32 East 57th Street
             New York, NY 10022

Director     Tucker H. Warner      Co-Founder,          Consulting Firm
             The Nutmeg Financial  Partner &
             Group, LLC            Director
             1157 Highland Avenue
             West
             Cheshire, CT 06903

Director     Thomas C. Clark       Managing Director,   Asset Management,
             United States Trust   United States Trust  Investment and
             Company of New York   Company of New York  Fiduciary Services
             11 West 54th Street
             New York, NY 10019

Director     Maribeth S. Rahe      Vice Chairman,       Asset Management,
             United States Trust   United States Trust  Investment and
             Company of New York   Company of New York  Fiduciary Services
             114 West 47th Street
             New York, NY 10036

Director     Frederick B. Taylor   Vice Chairman,       Asset Management,
             United States Trust   United States Trust  Investment and
             Company of New York   Company of New York  Fiduciary Services
             114 West 47th Street
             New York, NY 10036

Position
with U.S.                            Principal             Type of
Trust CT       Name                  Occupation            Business
--------       ----                  ----------            --------
Director       Kenneth G. Walsh      Executive Vice        Asset Management,
               United States Trust   President, United     Investment and
               Company of New York   States Trust Company  Fiduciary Services
               114 West 47th Street  of New York
               New York, NY 10036

Director,      William V. Ferdinand  Managing Director     Asset Management,
Managing       U.S. Trust Company    & CIO                 Fiduciary Services
Director &     of Connecticut                              and Private Banking
CIO            225 High Ridge Road
               Stamford, CT 06905

Director,      W. Michael Funck      President & CEO       Asset Management,
President &    U.S. Trust Company                          Fiduciary Services
CEO            of Connecticut                              and Private Banking
               225 High Ridge Road
               Stamford, CT 06905

Vice Presi-    Neil M. McDonnell     Vice President &      Asset Management,
dent &         U.S. Trust Company    Treasurer             Fiduciary Services
Treasurer      of Connecticut                              and Private Banking
               225 High Ridge Road
               Stamford, CT 06905

Vice Presi-    Alberto Rodriguez     Vice President &      Asset Management,
dent &         U.S. Trust Company    Secretary             Fiduciary Services
Secretary      of Connecticut                              and Private Banking
               225 High Ridge Road
               Stamford, CT 06905

     (b) United States Trust Company of New York.

     United States Trust Company of New York ("U.S. Trust NY") is a full-service state-chartered bank located in New York, New York. Set forth below are the names and principal businesses of the trustees and certain senior executive officers of U.S. Trust NY, including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.

Position
with U.S.                             Principal             Type of
Trust NY        Name                  Occupation            Business
--------        ----                  ----------            --------
Director        Eleanor Baum          Dean of School        Academic
                The Cooper Union for  of Engineering
                the Advancement
                of Science & Art
                51 Astor Place
                New York, NY 10003

Director        Samuel C. Butler      Partner in Cravath,   Law Firm
                Cravath, Swaine       Swaine & Moore
                & Moore
                Worldwide Plaza
                825 Eighth Avenue
                New York, NY  10019

Director        Peter O. Crisp        Chairman              Venture
                Venrock Inc.                                Capital
                Room 5600
                30 Rockefeller Plaza
                New York, NY  10112

Director        Antonia M. Grumbach   Partner in Patter-    Law Firm
                Patterson, Belknap,   son, Belknap, Webb
                Webb & Tyler LLP      & Tyler
                1133 Avenue of the
                Americas
                New York, NY 10036

Director,       H. Marshall Schwarz   Chairman of the       Asset Management,
Chairman        United States Trust   Board & Chief Exe-    Investment and
of the Board    Company of New York   cutive Officer of     Fiduciary Services
and Chief       114 West 47th Street  U.S. Trust Corp. and
Executive       New York, NY 10036    U.S. Trust NY

Position
with U.S.                              Principal             Type of
Trust NY     Name                      Occupation            Business
--------     ----                      ----------            --------
Director     Philippe de Montebello    Director of the       Art Museum
             The Metropolitan Museum   Metropolitan
             of Art                    Museum of Art
             1000 Fifth Avenue
             New York, NY  10028-0198

Director     Paul W. Douglas           Retired Chairman of   Coal Mining,
             250 Park Avenue           The Pittston Company  Transportation
             Suite 1800                                      and Security
             New York, NY  10177                             Services

Director     Frederic C. Hamilton      Chairman of the       Investment and
             The Hamilton Companies    Board                 Venture Capital
             1560 Broadway
             Suite 2000
             Denver, CO  80202

Director     John H. Stookey           Corporate Director
             Per Scholas Inc.          and Trustee
             131 Walnut Avenue
             Bronx, New York 10454

Director     Robert N. Wilson          Vice Chairman of      Health Care
             Johnson & Johnson         the Board of Johnson  Products
             One Johnson &             & Johnson
              Johnson Plaza
             New Brunswick, NJ 08933

Position
with U.S.                               Principal               Type of
Trust NY     Name                       Occupation              Business
--------     ----                       ----------              --------
Director     Peter L. Malkin            Chairman of             Law Firm
             Wein, Malkin LLP           Wein, Malkin & Bettex
             Lincoln Building
             60 East 42nd Street
             New York, NY 10165

Director     David A. Olsen             Vice Chairman           Risk & Insurance
             Marsh & McLennan, Inc.                             Services
             125 Broad Street
             New York, NY 10004

Director     Richard F. Tucker          Retired Vice Chairman-  Petroleum
             P.O.Box 2072               Mobil Oil Corporation   and Chemicals
             New York, NY 10163

Director     Carroll L. Wainright,      Consulting Partner      Law Firm
             Jr.                        of Milbank, Tweed,
             Milbank, Tweed, Hadley     Hadley & McCloy
             & McCloy
             One Chase Manhattan Plaza
             New York, NY 10005

Director     Ruth A. Wooden             President & CEO         Not for
             The Advertising                                    Profit Public
             Council, Inc.                                      Service
             261 Madison Avenue                                 Advertising
             11th Floor
             New York, NY 10016

Executive    Paul K. Napoli             Executive               Asset Management,
Vice         United States Trust        Vice President          Investment and
President    Company of New York                                Fiduciary Services
             114 West 47th Street
             New York, NY 10036

Position
with U.S.                              Principal               Type of
Trust NY         Name                  Occupation              Business
--------         ----                  ----------              --------
Director &       Maribeth S. Rahe      Vice Chairman           Asset Management,
Vice Chair-      United States Trust                           Investment and
man              Company of New York                           Fiduciary Services
                 114 West 47th Street
                 New York, NY 10036

Director         Frederick B. Taylor   Vice Chairman and       Asset Management,
Vice Chair-      United States Trust   Chief Investment Of-    Investment and
man and          Company of New York   ficer of U.S. Trust     Fiduciary Services
Chief Invest-    114 West 47th Street  Corporation and United
ment Officer     New York, NY 10036    States Trust Company
                                       of New York

Director,        Jeffrey S. Maurer     President and           Asset Management,
President,       United States Trust   Chief Operating         Investment and
and Chief        Company of New York   Officer                 Fiduciary Services
Operating        114 West 47th Street
Officer          New York, NY  10036

Trustee/         Daniel P. Davison     Chairman, Christie,     Fine Art
Director         Christie, Manson      Manson & Woods          Auctioneer
                 & Woods               International, Inc.
                 International,Inc.
                 502 Park Avenue
                 New York, NY 10021

Trustee/         Orson D. Munn         Chairman and            Investment
Director         Munn, Bernhard &      Director of Munn,       Advisory
                 Associates, Inc.      Bernhard & Asso-        Firm
                 6 East 43rd Street    ciates, Inc.
                 28th Floor
                 New York, NY 10017

Position
with U.S.                                 Principal               Type of
Trust NY     Name                         Occupation              Business
--------     ----                         ----------              --------
Executive    John L. Kirby                Executive               Asset Management,
Vice         United States Trust          Vice President          Investment and
President    Company of New York                                  Fiduciary Services
             114 West 47th Street
             New York, NY 10030

Executive    Kenneth G. Walsh             Executive               Asset Management,
Vice         United States Trust          Vice President          Investment and
President    Company of New York                                  Fiduciary Services
             114 West 47th Street
             New York, NY 10030

Director     Philip L. Smith              Corporate Director and
             P.O. Box 386                 Trustee
             Ponte Verde Beach, FL 32004

Executive    John C. Hoover, II           Executive               Asset Management,
Vice         United States Trust          Vice President          Investment and
President    Company of New York                                  Fiduciary Services
             114 West 47th Street
             New York, NY 10030

Executive    John M. Deignan              Executive               Asset Management,
Vice         United States Trust          Vice President          Investment and
President    Company of New York                                  Fiduciary Services
             114 West 47th Street
             New York, NY 10030

     (c) United States Trust Company of The Pacific Northwest

     United States Trust Company of The Pacific Northwest ("U.S. Trust Northwest") is a subsidiary of United States Trust Company of New York located in Portland, Oregon. The name, position with U.S. Trust Northwest, address, principal occupation and type of business are set forth below for the trustees and certain senior executive officers of U.S. Trust Northwest including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.

     DOUGLAS F. ADAMS -- Trustee/Director; United States Trust Company of the Pacific Northwest, 4380 SW Macadam Avenue, Suite 450, Portland, OR 97201; President and Chief Operating Officer of United States Trust Company of the Pacific Northwest (bank).

     RALPH C. RITTENOUR, JR. -- Trustee/Director; United States Trust Company of the Pacific Northwest, 4380 SW Macadam Avenue, Suite 450, Portland, OR 97201; Chairman and Chief Executive Officer of United States Trust Company of the Pacific Northwest (bank).

     CHARLES J. SWINDELLS -- Trustee/Director; United States Trust Company of the Pacific Northwest, 4380 SW Macadam Avenue, Suite 450, Portland, OR 97201; President of United States Trust Company of the Pacific Northwest (bank).

     (d) Becker Capital Management, Inc.

     Becker Capital Management, Inc. ("Becker") is a registered Investment Adviser located in Portland, Oregon. The name, position with Becker, address, principal occupation and type of business are set forth below for certain senior executive officers of Becker, including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.

     PATRICK E. BECKER -- Director; Chairman and Chief Investment Officer; Becker Capital Management, Inc., 1211 SW Fifth Avenue, Suite 2185, Portland, OR 97204; Chairman and Chief Investment Officer of Becker Capital Management, Inc. (investment advisory).

     JANEEN S. MCANINCH -- Director; President; Becker Capital Management, Inc., 1211 SW Fifth Avenue, Suite 2185, Portland, OR 97204; President of Becker Capital Management, Inc. (investment advisory).

     MICHAEL C. MALONE -- Vice President - Marketing; Becker Capital Management, Inc., 1211 SW Fifth Avenue, Suite 2185, Portland, OR 97204 ; Vice President - Marketing of Becker Capital Management, Inc. (investment advisory).

     DONALD L. WOLCOTT -- Vice President - Equity Portfolio Manager; Becker Capital Management, Inc., 1211 SW Fifth Avenue, Suite 2185, Portland, OR 97204; Vice President - Equity Portfolio Manager of Becker Capital Management, Inc. (investment advisory).

     ROBERT N. SCHAEFFER -- Director; Vice President - Equity Portfolio Manager; Becker Capital Management, Inc., 1211 SW Fifth Avenue, Suite 2185, Portland, OR 97204; Vice President - Equity Portfolio Manager of Becker Capital Management, Inc. (investment advisory).

     MICHAEL F. MCCOY -- Vice President - Quantitative Research; Becker Capital Management, Inc., 1211 SW Fifth Avenue, Suite 2185, Portland, OR 97204; Vice President --Quantitative Research of Becker Capital Management, Inc. (investment advisory).

     WARREN HASTINGS III -- Vice President - Fixed Income; Becker Capital Management, Inc., 1211 SW Fifth Avenue, Suite 2185, Portland, OR 97204; Vice President --Fixed Income of Becker Capital Management, Inc. (investment advisory).

     (e) Harding, Loevner Management, L.P.

     Harding, Loevner Management, L.P. ("Harding Loevner") is a registered Investment Adviser located in Somerville, New Jersey. The name, position with Harding Loevner, address, principal occupation and type of business are set forth below for the trustees and certain senior executive officers of Harding Loevner, including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.

     DANIEL D. HARDING -- Director/Chief Investment Officer; Harding, Loevner Management, L.P., 50 Division Street, Suite 401, Somerville, NJ 08876; Chief Investment Officer of Harding, Loevner Management, L.P. (investment advisory).

     DAVID R. LOEVNER -- Director/Chief Executive Officer; Harding, Loevner Management, L.P., 50 Division Street, Suite 401, Somerville, NJ 08876; Chief Executive Officer of Harding, Loevner Management, L.P. (investment advisory).

     SIMON HALLETT -- Director/Senior Portfolio Manager; Harding, Loevner Management, L.P., 50 Division Street, Suite 401, Somerville, NJ 08876; Senior Portfolio Investment Manager of Harding, Loevner Management, L.P. (investment advisory).


ITEM 29. PRINCIPAL UNDERWRITERS.

          (a) Edgewood Services, Inc. (the "Distributor") currently serves as distributor for Registrant. The Distributor acts as principal underwriter for the following open-end investment companies: BT Advisor Funds, BT Pyramid Mutual Funds, BT Investment Funds, BT Institutional Funds, Excelsior Funds, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., FTI Funds, FundManager Portfolios, Great Plains Funds, Marketvest Funds, Marketvest Funds, Inc., Old Westbury Funds, Inc. and WesMark Funds.


(b)       Names and Principal           Positions and Offices with  Offices with
          Business Addresses            the Distributor             Registrant
          ---------------------         --------------------------  ------------

          Lawrence Caracciolo           Director and President,          --
          Federated Investors Tower     Edgewood Services, Inc.
          Pittsburgh, PA  15222-3779

          Arthur L. Cherry              Director,                        --
          Federated Investors Tower     Edgewood Services, Inc.
          Pittsburgh, PA  15222-3779

          J. Christopher Donahue        Director,                        --
          Federated Investors Tower     Edgewood Services, Inc.
          Pittsburgh, PA  15222-3779

          Names and Principal           Positions and Offices with  Offices with
          Business Addresses            the Distributor             Registrant
          ---------------------         --------------------------  ------------
          Ronald M. Petnuch             Vice President,                  --
          Federated Investors Tower     Edgewood Services, Inc.
          Pittsburgh, PA  15222-3779

          Thomas P. Sholes              Vice President,                  --
          Federated Investors Tower     Edgewood Services, Inc.
          Pittsburgh, PA  15222-3779

          Thomas P. Schmitt             Vice President,                  --
          Federated Investors Tower     Edgewood Services, Inc.
          Pittsburgh, PA  15222-3779

          Ernest L. Linane              Assistant Vice President,        --
          Federated Investors Tower     Edgewood Services, Inc.
          Pittsburgh, PA  15222-3779

          S. Elliott Cohan              Secretary,                       --
          Federated Investors Tower     Edgewood Services, Inc.
          Pittsburgh, PA  15222-3779

          Thomas J. Ward                Assistant Secretary,             --
          Federated Investors Tower     Edgewood Services, Inc.
          Pittsburgh, PA  15222-3779

          Kenneth W. Pegher, Jr.        Treasurer,                       --
          Federated Investors Tower     Edgewood Services, Inc.
          Pittsburgh, PA  15222-3779

          (c)  Not Applicable.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of:

(1) UNITED STATES TRUST COMPANY OF NEW YORK, 114 West 47th Street, New York, New York 10036 (records relating to its functions as investment adviser).

(2) U.S. TRUST COMPANY OF CONNECTICUT, 225 High Ridge Road, East Building, Stamford, Connecticut 06905 (records relating to its function as investment adviser and co-administrator).

(3) UNITED STATES TRUST COMPANY OF THE PACIFIC NORTHWEST, 4380 S.W. Macadam Avenue, Suite 450, Portland, Oregon 97201 (records relating to its function as investment adviser).

(4) BECKER CAPITAL MANAGEMENT, INC., 2185 PacWest Center, Portland, Oregon 97204 (records relating to its function as investment sub-adviser).

(5) HARDING, LOEVNER MANAGEMENT, L.P., 50 Division Street, Suite 401, Somerville, New Jersey 08876 (records relating to its function as investment sub-adviser).

(6) EDGEWOOD SERVICES, INC., Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897 (records relating to its function as distributor).

(7) FEDERATED ADMINISTRATIVE SERVICES, Federated Investors Tower, Pittsburgh, PA 15222-3779 (records relating to its function as co-administrator).

(8) CHASE GLOBAL FUNDS SERVICES COMPANY, 73 Tremont Street, Boston, MA 02108-3913 (records relating to its functions as co-administrator and transfer agent).

(9) THE CHASE MANHATTAN BANK, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245 (records relating to its function as custodian).

(10) STATE STREET BANK & TRUST COMPANY, P.O. Box 8600, Boston, Massachusetts 02266-8600 (records relating to its function as custodian of Bond Index Portfolio of Federated Investment Portfolios).

(11) DRINKER BIDDLE & REATH LLP, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's Articles of Incorporation, Bylaws, and Minute Books).


ITEM 31. MANAGEMENT SERVICES.

     Inapplicable.

ITEM 32. UNDERTAKINGS.

     Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest available Annual Report to Shareholders upon request and without charge.

                                   SIGNATURES
                                   ----------

          Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, Excelsior Institutional Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A ("Amendment No. 15") pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment No. 15 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and the Commonwealth of Pennsylvania on the 30th day of September, 1997.

                         EXCELSIOR INSTITUTIONAL TRUST
                         Registrant

                         * Frederick S. Wonham
                         ---------------------------
                         Frederick S. Wonham, President
                         (Signature and Title)

          Pursuant to the requirements of the 1933 Act, this Amendment No. 15 has been signed below by the following persons in the capacities and on the dates indicated.


   Signature             Title             Date
   ---------             -----             ----

* Frederick S. Wonham
-----------------------
Frederick S. Wonham      Chairman of the   September 30, 1997
                         Board, President
                         and Treasurer

* Joseph H. Dugan
-----------------------
Joseph H. Dugan          Trustee           September 30, 1997


* Donald L. Campbell
----------------------
Donald L. Campbell        Trustee          September 30, 1997


* Wolfe J. Frankl
----------------------
Wolfe J. Frankl           Trustee          September 30, 1997


* Robert A. Robinson
----------------------
Robert A. Robinson        Trustee          September 30, 1997

* Alfred Tannachion
----------------------
Alfred Tannachion         Trustee          September 30, 1997


* Rodman L. Drake
----------------------
Rodman L. Drake           Trustee          September 30, 1997


* W. Wallace McDowell, Jr.
--------------------------
W. Wallace McDowell, Jr.  Trustee          September 30, 1997


* Jonathan Piel
----------------------
Jonathan Piel             Trustee          September 30, 1997


*By:/s/W. Bruce McConnel, III
    -------------------------
W. Bruce McConnel, III
Attorney-in-Fact

                                   SIGNATURES

          Federated Investment Portfolios consents to the filing of this Amendment to the Registration Statement of Excelsior Institutional Trust which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and the Commonwealth of Pennsylvania on this 30th day of September, 1997.

                                    FEDERATED INVESTMENT PORTFOLIOS


                                    */Victor R. Siclari
                                    ------------------------------------------
                                    Victor R. Siclari, Assistant Secretary and
                                    Attorney-in-Fact for John F. Donahue,
                                    Chairman and Chief Executive Officer

          The undersigned Trustees and Principal Officers of Federated Investment Portfolios consent to the filing of this Amendment to the Registration Statement of Excelsior Institutional Trust as it relates to the Bond Index Fund only, on the dates indicated.


Signature                   Title                                  Date
---------                   -----                                  ----

*/John F. Donahue           Chairman, Chief Executive Officer and  September 30, 1997
--------------------------
John F. Donahue             Trustee

*/J. Christopher Donahue    President and Trustee                  September 30, 1997
--------------------------
J. Christopher Donahue

*/John W. McGonigle         Executive Vice President, Secretary    September 30, 1997
--------------------------
John W. McGonigle           and Treasurer (Principal Financial
                            and Accounting Officer)

*/Thomas G. Bigley          Trustee                                September 30, 1997
--------------------------
Thomas G. Bigley

*/John T. Conroy, Jr.       Trustee                                September 30, 1997
--------------------------
John T. Conroy, Jr.

*/William J. Copeland       Trustee                                September 30, 1997
--------------------------
William J. Copeland

*/James E. Dowd             Trustee                                September 30, 1997
--------------------------
James E. Dowd

*/Lawrence D. Ellis, M.D.   Trustee                                September 30, 1997
---------------------------
Lawrence D. Ellis, M.D.

*/Edward L. Flaherty, Jr.   Trustee                                September 30, 1997
---------------------------
Edward L. Flaherty, Jr.

*/Peter E. Madden           Trustee                                September 30, 1997
---------------------------
Peter E. Madden

*/Gregor F. Meyer           Trustee                                September 30, 1997
---------------------------
Gregor F. Meyer

*/John E. Murray, Jr.       Trustee                                September 30, 1997
---------------------------
John E. Murray, Jr.

*/Wesley W. Posvar          Trustee                                September 30, 1997
---------------------------
Wesley W. Posvar

*/Marjorie P. Smuts         Trustee                                September 30, 1997
---------------------------
Marjorie P. Smuts


*By:/s/Victor R. Siclari
    --------------------
   Victor R. Siclari
   Attorney-in-fact

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's, and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorney shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney may lawfully do or cause to be done by virtue hereof.



Dated: May 16, 1997                     /s/ Alfred C. Tannachion
                                       -------------------------
                                       Alfred C. Tannachion

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 16, 1997                      /s/ Donald L. Campbell
                                        -----------------------
                                        Donald L. Campbell

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 16, 1997                      /s/ Joseph H. Dugan
                                        --------------------
                                        Joseph H. Dugan

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 16, 1997                      /s/ Robert A. Robinson
                                        -----------------------
                                        Robert A. Robinson

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 16, 1997                      /s/ Wolfe J. Frankl
                                        --------------------
                                        Wolfe J. Frankl

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints W. Bruce McConnel, III his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorney shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney may lawfully do or cause to be done by virtue hereof.



Dated: May 16, 1997                      /s/ Frederick S. Wonham
                                        ------------------------
                                        Frederick S. Wonham

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Fund's, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 16, 1997                      /s/ Rodman L. Drake
                                        ---------------------
                                        Rodman L. Drake

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute amendments to Excelsior Funds, Inc,'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 16, 1997                      /s/ W. Wallace McDowell
                                        ------------------------
                                        W. Wallace McDowell

                             EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST
                                EXCELSIOR FUNDS



                               POWER OF ATTORNEY
                               -----------------


     KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 17, 1997                      /s/ Jonathan Piel
                                        -------------------
                                        Jonathan Piel

                               POWER OF ATTORNEY


          Each person whose signature appears below hereby constitutes and appoints the Secretary and Assistant Secretary of FEDERATED INVESTMENT PORTFOLIOS and the Deputy General Counsel of Federated Services Company, and each of them, their true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution for them and in their names, place and stead, in any and all capacities, to sign any and all documents to be filed with the Securities and Exchange Commission pursuant to the Securities Act of 1933, the Securities Exchange Act of 1934 and the Investment Company Act of 1940, by means of the Securities and Exchange Commission's electronic disclosure system know as EDGAR; and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to sign and perform each and every act and thing requisite and necessary to be done in connection therewith, as fully to all intents and purposes as each of them might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, or their or his substitute or substitutes, may lawfully do or cause to be done by virtue thereof.

SIGNATURES                      TITLE                                       DATE
----------                      -----                                       ----

         /s/                    Chairman and Trustee                September 3, 1997
------------------------        (Chief Executive Officer)
John F. Donahue

         /s/                    President and Trustee               September 3, 1997
------------------------
J. Christopher Donahue

         /s/                    Treasurer, Executive                September 3, 1997
------------------------        Vice President and Secretary
John W. McGonigle               (Principal Financial and
                                Accounting Officer)


         /s/                    Trustee                             September 3, 1997
------------------------
Thomas G. Bigley

         /s/                    Trustee                             September 3, 1997
------------------------
John T. Conroy, Jr.

         /s/                    Trustee                             September 3, 1997
------------------------
William J. Copeland

SIGNATURES                      TITLE                                       DATE
----------                      -----                                       ----


         /s/                    Trustee                             September 3, 1997
----------------------------
James E. Dowd


         /s/                    Trustee                             September 3, 1997
----------------------------
Lawrence D. Ellis, M.D.


         /s/                    Trustee                             September 3, 1997
----------------------------
Edward L. Flaherty, Jr.


         /s/                    Trustee                             September 3, 1997
----------------------------
Peter E. Madden


         /s/                    Trustee                             September 3, 1997
----------------------------
Gregor F. Meyer


         /s/                    Trustee                             September 3, 1997
----------------------------
John E. Murray, Jr.


         /s/                    Trustee                             September 3, 1997
----------------------------
Wesley W. Posvar


         /s/                    Trustee                             September 3, 1997
----------------------------
Marjorie P. Smuts


Sworn to and subscribed before me this 3rd day of September, 1997.


(NOTARY SEAL)

                                 EXHIBIT INDEX
                                 -------------


Exhibit No.       Description
-----------       -----------



(8) Custody Agreement dated September 1, 1995 (as amended and restated on August 15, 1997) between the Registrant and The Chase Manhattan Bank.

(9)(e) Amended and Restated Administrative Services Plan and Related Form of Shareholder Servicing Agreement.

(11)(a)           Consent of Drinker Biddle & Reath LLP.

    (b)           Consent of Ernst & Young LLP.

(13)(c) Purchase Agreement between the Registrant and Edgewood Services, Inc. dated August 22, 1997 relating to Trust Shares of the Balanced and International Equity Funds.

(15)              Amended and Restated Distribution Plan and Form of
                  Distribution Agreement.

(18) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System.

(27)(h)           Financial Data Schedule as of May 31, 1997 for the
                  Bond Index Fund.

(27)(i)           Financial Data Schedule as of May 31, 1997 for the
                  Bond Index Portfolio.